UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21686
                                                     ---------

                          Oppenheimer Portfolio Series
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                      Date of reporting period: 01/31/2008
                                                ----------

ITEM 1.  REPORTS TO STOCKHOLDERS.

JANUARY 31, 2008

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      Conservative                                              Management
      Investor Fund                                            Commentaries
      A Series of Oppenheimer Portfolio Series                     and
                                                              Annual Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            Market Recap and Outlook

            Listing of Top Holdings

      ANNUAL REPORT                                        [GRAPHIC]

            Portfolio Performance Discussion

            Listing of Investments

            Financial Statements

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                            68.4%
U.S. Equity Funds                             15.7
Alternative Investment Funds                  10.5
Global Equity Fund                             5.1
Money Market Fund                              0.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                         9 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2008, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. For its fiscal year ending January 31, 2008, Conservative Investor Fund outperformed its equity benchmark, the S&P 500 Index but underperformed its fixed income benchmark, the Lehman Aggregate Bond Index. We attribute the Portfolio's performance to its diversified structure, strong contributions from its underlying fixed income funds and to the rebound in commodities, which the Portfolio has exposure to through its allocation to Oppenheimer Commodity Strategy Total Return Fund's Class Y shares.

      In contrast, the Portfolio's allocations to Oppenheimer Real Estate Fund and Oppenheimer Champion Income Fund, which were both hurt by the turmoil in the sub-prime loan market, detracted from returns. Additionally, most of the Portfolio's equity holdings posted weak performance, which hampered results.

      With the exception of Oppenheimer Champion Income Fund, the Portfolio's underlying fixed-income funds posted positive absolute results, and added to performance. A top contributor to performance was Oppenheimer International Bond Fund, which continued to benefit from an emphasis on investments from emerging markets. Although the Portfolio's two largest holdings, Oppenheimer Core Bond Fund and Oppenheimer Limited-Term Government Fund, posted weak relative performance for the period, primarily due to the challenging investment environment, each Fund posted positive absolute returns and contributed to the Portfolio's results.

      On the alternative investments side, the Portfolio's allocation to Oppenheimer Commodity Strategy Total Return Fund's Class Y shares was a boon to the Portfolio's performance. Oppenheimer Commodity Strategy Total Return Fund's success can be attributed to the strength in commodity prices, especially in the price of oil, which continued to rise due to strong global demand.

      The single largest detractor from performance was the Portfolio's allocation to Oppenheimer Real Estate Fund. The Fund's weak performance is attributed to the combined effects of a deteriorating housing market, higher energy prices and concerns in the credit markets. It is important to mention that the negative effects that Oppenheimer Real Estate Fund had on the Portfolio were reduced due to an annual rebalance that occurred at the start of the period. The rebalance brought the Portfolio's allocation to Oppenheimer Real Estate Fund's Class Y shares to slightly under the target level of 5%, which prevented any additional exposure to the weakened Fund. In addition, the Portfolio's exposure to the struggling high yield bond market through its allocation to Oppenheimer Champion Income Fund's Class Y shares also detracted from performance.

      The Portfolio's allocation to equity funds also hampered returns. We attribute the overall weakness in the Portfolio's equity component to the intense volatility that gripped the capital markets over the last half of the period. A top detractor was Oppenheimer Global Fund, which declined due to weak stock selection. Although most of the


                         10 | CONSERVATIVE INVESTOR FUND

Portfolio's underlying equity funds posted negative performance, Oppenheimer Capital Appreciation Fund delivered positive absolute returns and successfully outperformed the broader equity market, as represented by the S&P 500 Index for the period. When economic growth slows, earnings growth becomes more difficult to achieve. As a result of this cyclical event, investors become risk adverse and seek out larger, well-established companies, a situation that unfolded over the period and aided Oppenheimer Capital Appreciation Fund's performance.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2008. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the Lehman Aggregate Bond Index and the S&P 500 Index. The Lehman Aggregate Bond Index is an index of U.S. Government and corporate bonds that includes reinvestment of interest. The S&P 500 Index is a broad-based measure of domestic stock performance that includes the reinvestment of dividends. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                         11 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class A) S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                  Series: Conservative                          Lehman Aggregate
                Investor Fund (Class A)     S&P 500 Index          Bond Index

 04/05/2005             $ 9,425                $10,000               $10,000
 04/30/2005             $ 9,406                $ 9,810               $10,135
 07/31/2005             $ 9,745                $10,514               $10,207
 10/31/2005             $ 9,708                $10,327               $10,150
 01/31/2006             $10,099                $11,005               $10,293
 04/30/2006             $10,195                $11,322               $10,207
 07/31/2006             $10,185                $11,079               $10,356
 10/31/2006             $10,530                $12,013               $10,677
 01/31/2007             $10,817                $12,600               $10,734
 04/30/2007             $11,104                $13,046               $10,959
 07/31/2007             $10,975                $12,865               $10,934
 10/31/2007             $11,529                $13,761               $11,252
 01/31/2008             $11,121                $12,309               $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -3.10%   Since Inception (4/5/05) 3.84%


                         12 | CONSERVATIVE INVESTOR FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class B) S&P 500 Index
      Lehman Aggregate Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                  Series: Conservative                          Lehman Aggregate
                Investor Fund (Class B)     S&P 500 Index          Bond Index

 04/05/2005             $10,000                $10,000               $10,000
 04/30/2005             $ 9,970                $ 9,810               $10,135
 07/31/2005             $10,320                $10,514               $10,207
 10/31/2005             $10,250                $10,327               $10,150
 01/31/2006             $10,644                $11,005               $10,293
 04/30/2006             $10,725                $11,322               $10,207
 07/31/2006             $10,694                $11,079               $10,356
 10/31/2006             $11,039                $12,013               $10,677
 01/31/2007             $11,312                $12,600               $10,734
 04/30/2007             $11,583                $13,046               $10,959
 07/31/2007             $11,426                $12,865               $10,934
 10/31/2007             $11,978                $13,761               $11,252
 01/31/2008             $11,230                $12,309               $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -2.98%   Since Inception (4/5/05) 4.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         13 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class C) S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                  Series: Conservative                          Lehman Aggregate
                Investor Fund (Class C)     S&P 500 Index          Bond Index

 04/05/2005             $10,000                $10,000               $10,000
 04/30/2005             $ 9,970                $ 9,810               $10,135
 07/31/2005             $10,310                $10,514               $10,207
 10/31/2005             $10,250                $10,327               $10,150
 01/31/2006             $10,637                $11,005               $10,293
 04/30/2006             $10,728                $11,322               $10,207
 07/31/2006             $10,698                $11,079               $10,356
 10/31/2006             $11,033                $12,013               $10,677
 01/31/2007             $11,304                $12,600               $10,734
 04/30/2007             $11,586                $13,046               $10,959
 07/31/2007             $11,429                $12,865               $10,934
 10/31/2007             $11,982                $13,761               $11,252
 01/31/2008             $11,524                $12,309               $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year 0.96%   Since Inception (4/5/05) 5.15%


                         14 | CONSERVATIVE INVESTOR FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class N) S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                  Series: Conservative                          Lehman Aggregate
                Investor Fund (Class N)     S&P 500 Index          Bond Index

 04/05/2005             $10,000                $10,000               $10,000
 04/30/2005             $10,135                $ 9,810               $ 9,980
 07/31/2005             $10,207                $10,514               $10,340
 10/31/2005             $10,150                $10,327               $10,290
 01/31/2006             $10,293                $11,005               $10,697
 04/30/2006             $10,207                $11,322               $10,789
 07/31/2006             $10,356                $11,079               $10,779
 10/31/2006             $10,677                $12,013               $11,135
 01/31/2007             $10,734                $12,600               $11,429
 04/30/2007             $10,959                $13,046               $11,723
 07/31/2007             $10,934                $12,865               $11,576
 10/31/2007             $11,252                $13,761               $12,142
 01/31/2008             $11,679                $12,309               $11,708

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year 1.45%   Since Inception (4/5/05) 5.75%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         15 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class Y) S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                  Series: Conservative                          Lehman Aggregate
                Investor Fund (Class Y)     S&P 500 Index          Bond Index

 04/05/2005             $10,000                $10,000               $10,000
 04/30/2005             $ 9,980                $ 9,810               $10,135
 07/31/2005             $10,350                $10,514               $10,207
 10/31/2005             $10,320                $10,327               $10,150
 01/31/2006             $10,734                $11,005               $10,293
 04/30/2006             $10,846                $11,322               $10,207
 07/31/2006             $10,846                $11,079               $10,356
 10/31/2006             $11,223                $12,013               $10,677
 01/31/2007             $11,539                $12,600               $10,734
 04/30/2007             $11,855                $13,046               $10,959
 07/31/2007             $11,728                $12,865               $10,934
 10/31/2007             $12,329                $13,761               $11,252
 01/31/2008             $11,903                $12,309               $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/08

1-Year 3.15%   Since Inception (4/5/05) 6.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         16 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         17 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                         18 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         19 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING            EXPENSES
                             ACCOUNT         ACCOUNT           PAID DURING
                             VALUE           VALUE             6 MONTHS ENDED
ACTUAL                       AUGUST 1, 2007  JANUARY 31, 2008  JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                      $ 1,000.00      $ 1,013.30        $ 1.78
--------------------------------------------------------------------------------
Class B                        1,000.00        1,009.10          5.94
--------------------------------------------------------------------------------
Class C                        1,000.00        1,008.30          5.84
--------------------------------------------------------------------------------
Class N                        1,000.00        1,011.40          3.50
--------------------------------------------------------------------------------
Class Y                        1,000.00        1,014.90          0.20

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                        1,000.00        1,023.44          1.79
--------------------------------------------------------------------------------
Class B                        1,000.00        1,019.31          5.97
--------------------------------------------------------------------------------
Class C                        1,000.00        1,019.41          5.87
--------------------------------------------------------------------------------
Class N                        1,000.00        1,021.73          3.52
--------------------------------------------------------------------------------
Class Y                        1,000.00        1,025.00          0.20

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, on the 6-month period ended January 31, 2008 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A          0.35%
----------------------------
Class B          1.17
----------------------------
Class C          1.15
----------------------------
Class N          0.69
----------------------------
Class Y          0.04

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                                  SHARES           VALUE
-----------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.1% 1
-----------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--10.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        3,003,733   $  22,618,106
-----------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                              942,921      18,122,931
                                                                           --------------
                                                                              40,741,037
-----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--67.8%
Oppenheimer Champion Income Fund, Cl. Y                        4,973,921      42,527,022
-----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             12,965,949     131,474,726
-----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     3,634,483      23,842,207
-----------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                6,837,271      68,304,337
                                                                           --------------
                                                                             266,148,292
-----------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--5.1%
Oppenheimer Global Fund, Cl. Y                                   300,157      20,029,465
-----------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 2    1,112,684       1,112,684
-----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--15.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                     430,901      20,790,964
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                              588,201      20,269,403
-----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                    818,623      19,884,358
                                                                           --------------
                                                                              60,944,725
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $395,904,451)                     99.1%    388,976,203
-----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.9       3,537,792
                                                              ---------------------------
NET ASSETS                                                         100.0%  $ 392,513,995
                                                              ===========================

Industry classifications are unaudited.


                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS          GROSS             SHARES
                                                  JANUARY 31, 2007       ADDITIONS     REDUCTIONS   JANUARY 31, 2008
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y               231,332         224,236         24,667            430,901
Oppenheimer Champion Income Fund, Cl. Y                  2,477,295       2,779,593        282,967          4,973,921
Oppenheimer Commodity Strategy Total
Return Fund, Cl. Y                                       1,441,991       2,038,432        476,690          3,003,733
Oppenheimer Core Bond Fund, Cl. Y                        6,523,270       7,074,674        631,995         12,965,949
Oppenheimer Global Fund, Cl. Y                             155,463         165,588         20,894            300,157
Oppenheimer Institutional Money
Market Fund, Cl. E                                         637,460      92,894,521     92,419,297          1,112,684
Oppenheimer International Bond Fund, Cl. Y               1,863,135       1,986,532        215,184          3,634,483
Oppenheimer Limited-Term Government
Fund, Cl. Y                                              3,414,211       3,755,936        332,876          6,837,271
Oppenheimer Main Street Fund, Cl. Y                        280,537         343,117         35,453            588,201
Oppenheimer Real Estate Fund, Cl. Y                        506,371         579,067        142,517            942,921
Oppenheimer Value Fund, Cl. Y                              439,532         454,957         75,866            818,623

                                                                                         DIVIDEND           REALIZED
                                                                             VALUE         INCOME        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         $  20,790,964   $         --        $   (36,009)
Oppenheimer Champion Income Fund, Cl. Y                                 42,527,022      2,407,069            (90,817)
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                             22,618,106      2,513,908           (228,456)
Oppenheimer Core Bond Fund, Cl. Y                                      131,474,726      4,060,773            (87,741)
Oppenheimer Global Fund, Cl. Y                                          20,029,465        358,425            (51,533)
Oppenheimer Institutional Money Market
Fund, Cl. E                                                              1,112,684         33,052                 --
Oppenheimer International Bond Fund, Cl. Y                              23,842,207      1,333,396             (7,510)
Oppenheimer Limited-Term Government Fund, Cl. Y                         68,304,337      2,432,064            (40,412)
Oppenheimer Main Street Fund, Cl. Y                                     20,269,403      1,089,054            (70,670)
Oppenheimer Real Estate Fund, Cl. Y                                     18,122,931        699,052             67,268
Oppenheimer Value Fund, Cl. Y                                           19,884,358        644,372            (44,212)
                                                                     ------------------------------------------------
                                                                     $ 388,976,203   $ 15,571,165        $  (590,092)
                                                                     ================================================

2. Rate shown is the 7-day yield as of January 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $395,904,451)                                         $  388,976,203
------------------------------------------------------------------------------------------------
Cash                                                                                    722,013
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                    4,837,235
Dividends                                                                             1,206,048
Other                                                                                     6,004
                                                                                 ---------------
Total assets                                                                        395,747,503

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 2,413,720
Shares of beneficial interest redeemed                                                  663,094
Distribution and service plan fees                                                       76,727
Transfer and shareholder servicing agent fees                                            25,253
Shareholder communications                                                               13,645
Trustees' compensation                                                                   12,748
Other                                                                                    28,321
                                                                                 ---------------
Total liabilities                                                                     3,233,508

------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  392,513,995
                                                                                 ===============

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                       $       36,663
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          396,268,296
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                       152,487
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                          2,984,797
------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                           (6,928,248)
                                                                                 ---------------
NET ASSETS                                                                       $  392,513,995
                                                                                 ===============


                         23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$199,125,224 and 18,530,501 shares of beneficial interest outstanding)           $        10.75
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                         $        11.41
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,068,064
and 3,287,292 shares of beneficial interest outstanding)                         $        10.67
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,955,265
and 9,296,399 shares of beneficial interest outstanding)                         $        10.64
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $58,761,742
and 5,492,927 shares of beneficial interest outstanding)                         $        10.70
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $603,700 and 55,963 shares of beneficial interest outstanding)         $        10.79

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                              $   15,571,165
------------------------------------------------------------------------------------------------
Interest                                                                                 21,674
------------------------------------------------------------------------------------------------
Other income                                                                              1,304
                                                                                 ---------------
Total investment income                                                              15,594,143

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                 379,582
Class B                                                                                 276,185
Class C                                                                                 739,473
Class N                                                                                 188,878
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                 119,396
Class B                                                                                  36,355
Class C                                                                                  91,075
Class N                                                                                  57,890
Class Y                                                                                      51
------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                  19,020
Class B                                                                                   7,187
Class C                                                                                  11,585
Class N                                                                                   1,683
Class Y                                                                                      22
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    8,061
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               1,584
------------------------------------------------------------------------------------------------
Other                                                                                    40,058
                                                                                 ---------------
Total expenses                                                                        1,978,085
Less reduction to custodian expenses                                                        (48)
Less waivers and reimbursements of expenses                                                (635)
                                                                                 ---------------
Net expenses                                                                          1,977,402

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                13,616,741

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                   (590,092)
Distributions received from affiliated companies                                      4,384,167
                                                                                 ---------------
Net realized gain                                                                     3,794,075
------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                (12,522,384)

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    4,888,432
                                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         25 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                     2008             2007
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   13,616,741   $    5,562,146
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     3,794,075        1,186,431
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                (12,522,384)       4,526,707
                                                                                 --------------------------------
Net increase in net assets resulting from operations                                  4,888,432       11,275,284

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (7,251,696)      (3,003,750)
Class B                                                                              (1,017,520)        (480,154)
Class C                                                                              (3,039,227)      (1,164,379)
Class N                                                                              (1,836,835)        (517,426)
Class Y                                                                                 (29,725)          (3,818)
                                                                                 --------------------------------
                                                                                    (13,175,003)      (5,169,527)

-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                              (1,026,863)        (155,287)
Class B                                                                                (175,905)         (31,426)
Class C                                                                                (509,106)         (73,612)
Class N                                                                                (274,075)         (28,428)
Class Y                                                                                  (3,952)            (185)
                                                                                 --------------------------------
                                                                                     (1,989,901)        (288,938)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              93,910,947       60,904,680
Class B                                                                              13,829,566       12,171,265
Class C                                                                              50,792,318       30,347,750
Class N                                                                              39,096,928       13,094,093
Class Y                                                                                 504,155           31,178
                                                                                 --------------------------------
                                                                                    198,133,914      116,548,966

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                      187,857,442      122,365,785
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 204,656,553       82,290,768
                                                                                 --------------------------------
End of period (including accumulated net investment income
of $152,487 and $536,524, respectively)                                          $  392,513,995   $  204,656,553
                                                                                 ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.93    $  10.53    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income  2                                           .55         .46        .38
Net realized and unrealized gain (loss)                           (.24)        .29        .33
                                                              ---------------------------------
Total from investment operations                                   .31         .75        .71
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.43)       (.33)      (.18)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.49)       (.35)      (.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.75    $  10.93    $ 10.53
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                2.81%       7.11%      7.15%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $199,125    $110,378    $46,318
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $154,289    $ 76,542    $21,844
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.93%       4.24%      4.50%
Total expenses 5                                                  0.35%       0.38%      0.53%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.35%       0.38%      0.51%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      0.91%
            Year Ended January 31, 2007      0.98%
            Period Ended January 31, 2006    1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.87    $  10.49    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .44         .36        .32
Net realized and unrealized gain (loss)                           (.22)        .30        .32
                                                              ---------------------------------
Total from investment operations                                   .22         .66        .64
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.36)       (.26)      (.15)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.42)       (.28)      (.15)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.67    $  10.87    $ 10.49
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.93%       6.28%      6.44%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 35,068    $ 21,991    $ 9,163
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 27,664    $ 15,882    $ 4,018
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.01%       3.36%      3.74%
Total expenses 5                                                  1.18%       1.23%      1.39%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.18%       1.23%      1.34%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.74%
            Year Ended January 31, 2007      1.83%
            Period Ended January 31, 2006    2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | CONSERVATIVE INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.85    $  10.48    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .46         .37        .32
Net realized and unrealized gain (loss)                           (.24)        .29        .31
                                                              ---------------------------------
Total from investment operations                                   .22         .66        .63
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.37)       (.27)      (.15)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.43)       (.29)      (.15)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.64    $  10.85    $ 10.48
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.94%       6.28%      6.37%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 98,955    $ 50,876    $19,145
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 74,109    $ 35,277    $ 7,647
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.15%       3.46%      3.78%
Total expenses 5                                                  1.15%       1.19%      1.36%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.15%       1.19%      1.33%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.71%
            Year Ended January 31, 2007      1.79%
            Period Ended January 31, 2006    2.02%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.90    $  10.51    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .53         .44        .41
Net realized and unrealized gain (loss)                           (.26)        .28        .28
                                                              ---------------------------------
Total from investment operations                                   .27         .72        .69
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.41)       (.31)      (.18)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.47)       (.33)      (.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.70    $  10.90    $ 10.51
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                2.43%       6.84%      6.98%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 58,762    $ 21,277    $ 7,569
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 37,891    $ 13,671    $ 2,231
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.74%       4.08%      4.82%
Total expenses 5                                                  0.66%       0.66%      0.72%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.66%       0.66%      0.71%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.22%
            Year Ended January 31, 2007      1.26%
            Period Ended January 31, 2006    1.38%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         30 | CONSERVATIVE INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                            2008       2007     2006 1
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.96    $ 10.54    $ 10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                        .64        .49        .38
Net realized and unrealized gain (loss)                       (.29)       .30        .35
                                                           ------------------------------
Total from investment operations                               .35        .79        .73
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.46)      (.35)      (.19)
Distributions from net realized gain                          (.06)      (.02)        --
                                                           ------------------------------
Total dividends and/or distributions to shareholders          (.52)      (.37)      (.19)
-----------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.79    $ 10.96    $ 10.54
                                                           ==============================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            3.15%      7.50%      7.34%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   604    $   135    $    96
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   385    $   127    $    71
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         5.70%      4.57%      4.42%
Total expenses 5                                              0.01%      0.06%      0.30%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                           0.01%      0.06%      0.25%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                         10%         5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008     0.57%
            Year Ended January 31, 2007     0.66%
            Period Ended January 31, 2006   0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days


                         32 | CONSERVATIVE INVESTOR FUND
or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      The tax components of capital shown in the following table represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                          NET UNREALIZED
                                                            DEPRECIATION
                                                        BASED ON COST OF
                                                          SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM           LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD         TAX PURPOSES
      ------------------------------------------------------------------
      $ 164,768          $ 3,399,366           $ --          $ 7,342,819

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008. Net assets of the Portfolio were unaffected by the reclassifications.

                                                            INCREASE TO
                                        REDUCTION TO    ACCUMULATED NET
        INCREASE TO                  ACCUMULATED NET      REALIZED GAIN
        PAID-IN CAPITAL            INVESTMENT INCOME   ON INVESTMENTS 1
        ---------------------------------------------------------------
        $ 651,532                          $ 825,775          $ 174,243

1. $651,532, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                         YEAR ENDED          YEAR ENDED
                                   JANUARY 31, 2008    JANUARY 31, 2007
        ---------------------------------------------------------------
        Distributions paid from:
        Ordinary income            $     14,107,188    $      5,169,527
        Long-term capital gain            1,057,716             288,938
                                   ------------------------------------
        Total                      $     15,164,904    $      5,458,465
                                   ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities         $  396,319,022
                                               ==============

        Gross unrealized appreciation          $    4,348,669
        Gross unrealized depreciation             (11,691,488)
                                               --------------
        Net unrealized depreciation            $   (7,342,819)
                                               ==============


                         34 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31, 2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

      Projected Benefit Obligations Increased        $ 3,126
      Payments Made to Retired Trustees                4,094
      Accumulated Liability as of January 31, 2008     8,767

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder


                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JANUARY 31, 2008          YEAR ENDED JANUARY 31, 2007
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          12,148,307   $     135,563,875         6,963,555   $     74,510,538
Dividends and/or
distributions reinvested         690,645           7,559,691           273,173          2,955,734
Redeemed                      (4,406,363)        (49,212,619)       (1,539,439)       (16,561,592)
                             ---------------------------------------------------------------------
Net increase                   8,432,589   $      93,910,947         5,697,289   $     60,904,680
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,029,631   $      22,343,722         1,545,034   $     16,399,320
Dividends and/or
distributions reinvested         105,016           1,140,471            44,717            481,607
Redeemed                        (870,723)         (9,654,627)         (439,932)        (4,709,662)
                             ---------------------------------------------------------------------
Net increase                   1,263,924   $      13,829,566         1,149,819   $     12,171,265
                             =====================================================================


                         36 | CONSERVATIVE INVESTOR FUND

                                 YEAR ENDED JANUARY 31, 2008          YEAR ENDED JANUARY 31, 2007
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS C
Sold                           6,283,929   $      69,461,639         3,733,906   $     39,648,370
Dividends and/or
distributions reinvested         294,395           3,191,243           104,459          1,122,933
Redeemed                      (1,969,339)        (21,860,564)         (977,406)       (10,423,553)
                             ---------------------------------------------------------------------
Net increase                   4,608,985   $      50,792,318         2,860,959   $     30,347,750
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                           5,418,049   $      60,119,664         1,890,946   $     20,227,682
Dividends and/or
distributions reinvested         166,742           1,815,822            43,968            474,413
Redeemed                      (2,044,399)        (22,838,558)         (702,789)        (7,608,002)
                             ---------------------------------------------------------------------
Net increase                   3,540,392   $      39,096,928         1,232,125   $     13,094,093
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                              70,557   $         802,208            11,192   $        118,410
Dividends and/or
distributions reinvested           2,971              32,626               366              3,967
Redeemed                         (29,847)           (330,679)           (8,365)           (91,199)
                             ---------------------------------------------------------------------
Net increase                      43,681   $         504,155             3,193   $         31,178
                             =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January 31, 2008, were as follows:

                                                      PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                             $ 224,502,607   $  27,740,572

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.53%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $294,943 to OFS for services to the Portfolio.

   Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                         37 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $477,126, $664,401 and $542,602, respectively. Fees incurred by the Portfolio under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                         38 | CONSERVATIVE INVESTOR FUND

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
January 31, 2008        $ 457,448         $ 1,129        $ 60,609        $ 26,919         $ 6,227

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived $635 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         39 | CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:
We have audited the accompanying statement of assets and liabilities of Conservative Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Conservative Investor Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Denver, Colorado
March 13, 2008


                         40 | CONSERVATIVE INVESTOR FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2007. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0327 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 31, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions should be multiplied by 5.81% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $1,067,330 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2008, $18,928 or 0.14% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend and $106,410 or 11.42% of the short-term capital gain distribution paid and to be paid by the Portfolio qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         41 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S
INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew Conservative Investor Fund's (the "Fund" or the "Fund's") investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's asset allocation team, who provide research, analysis and other advisory services in regard to the Fund's investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         42 | CONSERVATIVE INVESTOR FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber and Christopher Leavy, the portfolio managers of the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation conservative funds of funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target allocation conservative funds of funds and other funds of funds with comparable asset


                         43 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S
INVESTMENT ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.50% for Class N and 1.00% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund does not pay a management fee and that the Fund's total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager and its affiliates for services provided to the Fund and to the Underlying Funds.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         44 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         45 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995-December 2007);
Chairman of the Board             Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of
of Trustees (since 2007)          the Manager's parent company) (since September 2004); Member of Zurich Financial Investment
and Trustee (since 2005)          Management Advisory Council (insurance) (since October 2004); Chairman (since August 2007) and
Age: 64                           Trustee (since August 1991) of the Board of Trustees of the Jackson Laboratory (non-profit);
                                  Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 66 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 68                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                  Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                  U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                  President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003);
                                  President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                  National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                  Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                  Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice
                                  Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of
                                  Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial
                                  Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                  (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price
                                  Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967)
                                  and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 66 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 67                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 56 portfolios in the OppenheimerFunds complex.


                         46 | CONSERVATIVE INVESTOR FUND

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 66 portfolios in the OppenheimerFunds
Trustee (since 2005)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2005)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 69                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 56 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2005)              President and General Auditor of American Express Company (financial services company) (July
Age: 65                           1998-February 2003). Oversees 56 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since
Trustee (since 2005)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial advisor)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since
                                  January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                                  Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the
                                  Investment Committee and Board of Human Rights Watch and the Investment Committee of Historic
                                  Hudson Valley. Oversees 56 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 2005)              consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 76                           educational organization); Former Trustee of The Historical Society of the Town of Greenwich;
                                  Former Director of Greenwich Hospital Association. Oversees 56 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2005)              Director of Lakes Environmental Association (environmental protection organization) (since
Age: 67                           1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since
                                  1994); Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held bio-statistics company) (since May 2007). Oversees 56 portfolios in the
                                  OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 60                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 56 portfolios in the OppenheimerFunds complex.


                         47 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
President and Principal           Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
Executive Officer and Trustee     President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding
(since 2005)                      company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                           (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007)
                                  and Member of the Investment Company Institute's Board of Governors (since October 2003). Oversees
                                  105 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEAVY, SCHADT,
THE PORTFOLIO                     WEBMAN, WOLFGRUBER, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS.
                                  IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                  TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,                Director of Equities of the Manager (since January 2007); Senior Vice President of the Manager
Vice President and Portfolio      (since September 2000). Portfolio manager of Morgan Stanley Dean Witter Investment Management
Manager (since 2007)              (1997-September 2000). A portfolio manager and officer of 15 portfolios in the OppenheimerFunds
Age: 37                           complex.

                                  Vice President, Director of Research in Product Design and Risk Management of the Manager. Prior
RUDI W. SCHADT,                   to joining the Manager in February 2002, a Director and Senior Quantitative Analyst (2000-2001) at
Vice President and Portfolio      UBS Asset Management prior to which he was an Associate Director of Research (since June 1999) and
Manager (since 2005)              Senior Researcher and Portfolio Manager (from June 1997) at State Street Global Advisors. An
Age: 50                           officer of 14 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,                 Chief Economist of the Manager (since 2006); Senior Vice President (since February 1996) and
Vice President and Portfolio      Senior Investment Officer and Director (since 1997) of the Manager's Fixed Income Investments;
Manager (since 2005)              Senior Vice President (since May 1999) of HarbourView Asset Management Corporation. An officer of
Age: 58                           11 portfolios in the OppenheimerFunds complex.


                         48 | CONSERVATIVE INVESTOR FUND

KURT WOLFGRUBER,                  President (since March 2007) and Chief Investment Officer and Director (since July 2003) of the
Vice President and Portfolio      Manager; Executive Vice President of the Manager (March 2003-March 2007); Director of HarbourView
Manager (since 2005)              Asset Management Corporation and of OFI Institutional Asset Management, Inc. (since June 2003) and
Age: 57                           of Tremont Capital Management, Inc. (since October 2001). An officer of 11 portfolios in the
                                  OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Compliance Officer                Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2005)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 2005)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                  Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                                  2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2005)                      1998-July 2002). An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 105 portfolios in the OppenheimerFunds
Age: 38                           complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
(since 2005)                      Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
Age: 59                           Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc.


                         49 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior
Continued                         Vice President (May 1985-December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services,
(since 2005)                      Inc. An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 40

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of
(since 2005)                      Merrill Lynch Investment Management. An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 44

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2005)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.

                         50 | CONSERVATIVE INVESTOR FUND




JANUARY 31, 2008

--------------------------------------------------------------------------------

      Moderate                                                Management
      Investor Fund                                          Commentaries
      A Series of Oppenheimer Portfolio Series                   and
                                                             Annual Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            Market Recap and Outlook

            Listing of Top Holdings

      ANNUAL REPORT                                     [GRAPHIC]

            Portfolio Performance Discussion

            Listing of Investments

            Financial Statements

      "WE ATTRIBUTE THE PORTFOLIO'S OUTPERFORMANCE OF ITS EQUITY BENCHMARK TO ITS DIVERSIFIED STRUCTURE, PARTICULARLY THE STRONG CONTRIBUTIONS FROM THE FIXED-INCOME COMPONENT AND THE ALLOCATION TO OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND'S CLASS Y SHARES."

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                            46.9%
U.S. Equity Funds                             33.8
Alternative Investment Funds                   9.7
Global Equity Fund                             9.5
Money Market Fund                              0.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                           9 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2008, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. For its fiscal year ending January 31, 2008, Moderate Investor Fund's Class A shares, without sales charge, returned 1.01% and outperformed its equity benchmark, the S&P 500 Index, which returned -2.31% but underperformed its fixed income benchmark, the Lehman Aggregate Bond Index, which returned 8.81%. We attribute the Portfolio's outperformance of its equity benchmark to its diversified structure particularly the contributions from the fixed income component and the allocation to Oppenheimer Commodity Strategy Total Return Fund's Class Y shares. In contrast, the Portfolio's equity component hampered results.

      On the alternative investments side, the Portfolio's allocation to Oppenheimer Real Estate Fund's Class Y shares detracted from returns. The Portfolio's position in Oppenheimer Commodity Strategy Total Return Fund's Class Y shares, which posted a return of 33.95%, was a boon to the Portfolio's performance. Oppenheimer Commodity Strategy Total Return Fund's success can be attributed to the strength in commodity prices, especially in the price of oil, which continued to rise due to strong global demand.

      Although most of the Portfolio's underlying fixed income funds posted positive absolute results, relative returns were weak. However, given that the fixed income markets generally fared much better than equity markets during the volatile period, the Portfolio's fixed income component ultimately helped performance. A top contributor to performance was Oppenheimer International Bond Fund, which continued to benefit from an emphasis on investments from emerging markets. Although Oppenheimer Core Bond Fund and Oppenheimer Limited-Term Government Fund posted weak relative performance for the period, each Fund posted positive absolute returns, which contributed to the Portfolio's results.

      The Portfolio's allocation to equity funds hampered returns. We attribute the overall weakness in the Portfolio's equity component to the intense volatility that gripped the capital markets over the last half of the period. A top detractor was Oppenheimer Global Fund. Although almost all of the Portfolio's underlying equity funds posted negative performance, Oppenheimer Capital Appreciation Fund delivered positive absolute returns and successfully outperformed the broader equity market, as represented by the S&P 500 Index for the period. In addition to strong stock selection, Oppenheimer Capital Appreciation Fund also gained value due to the positive performance generated by large cap growth stocks in general. When economic growth slows, earnings growth becomes more difficult to achieve. As a result of this cyclical event, investors become risk adverse and seek out


                           10 | MODERATE INVESTOR FUND
larger, well-established companies, a situation that unfolded over the period and aided Oppenheimer Capital Appreciation Fund's performance.

      Lastly, the Portfolio's allocation to Oppenheimer Real Estate Fund's Class Y shares detracted from performance. The Fund's weak performance is attributed to the combined effects of a deteriorating housing market, higher energy prices and concerns in the credit markets.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2008. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is a broad-based measure of domestic stock performance that includes the reinvestment of dividends. The Lehman Aggregate Bond Index is an index of U.S. Government and corporate bonds that includes reinvestment of dividends. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                           11 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class A) Lehman Aggregate Bond Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                    Series: Moderate         Lehman Aggregate
                Investor Fund (Class A)         Bond Index         S&P 500 Index

04/05/2005              $ 9,425                   $10,000             $10,000
04/30/2005              $ 9,331                   $10,135             $ 9,810
07/31/2005              $ 9,821                   $10,207             $10,514
10/31/2005              $ 9,774                   $10,150             $10,327
01/31/2006              $10,328                   $10,293             $11,005
04/30/2006              $10,491                   $10,207             $11,322
07/31/2006              $10,357                   $10,356             $11,079
10/31/2006              $10,836                   $10,677             $12,013
01/31/2007              $11,230                   $10,734             $12,600
04/30/2007              $11,584                   $10,959             $13,046
07/31/2007              $11,466                   $10,934             $12,865
10/31/2007              $12,154                   $11,252             $13,761
01/31/2008              $11,343                   $11,679             $12,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -4.80%   Since Inception (4/5/05) 4.57%


                           12 | MODERATE INVESTOR FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class B) Lehman Aggregate Bond Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                    Series: Moderate         Lehman Aggregate
                Investor Fund (Class B)         Bond Index         S&P 500 Index

04/05/2005              $10,000                   $10,000             $10,000
04/30/2005              $ 9,900                   $10,135             $ 9,810
07/31/2005              $10,390                   $10,207             $10,514
10/31/2005              $10,330                   $10,150             $10,327
01/31/2006              $10,890                   $10,293             $11,005
04/30/2006              $11,042                   $10,207             $11,322
07/31/2006              $10,869                   $10,356             $11,079
10/31/2006              $11,346                   $10,677             $12,013
01/31/2007              $11,738                   $10,734             $12,600
04/30/2007              $12,080                   $10,959             $13,046
07/31/2007              $11,945                   $10,934             $12,865
10/31/2007              $12,629                   $11,252             $13,761
01/31/2008              $11,460                   $11,679             $12,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -4.63%   Since Inception (4/5/05) 4.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           13 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class C) Lehman Aggregate Bond Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                    Series: Moderate         Lehman Aggregate
                Investor Fund (Class C)         Bond Index         S&P 500 Index

04/05/2005              $10,000                   $10,000             $10,000
04/30/2005              $ 9,890                   $10,135             $ 9,810
07/31/2005              $10,380                   $10,207             $10,514
10/31/2005              $10,320                   $10,150             $10,327
01/31/2006              $10,882                   $10,293             $11,005
04/30/2006              $11,035                   $10,207             $11,322
07/31/2006              $10,872                   $10,356             $11,079
10/31/2006              $11,349                   $10,677             $12,013
01/31/2007              $11,736                   $10,734             $12,600
04/30/2007              $12,088                   $10,959             $13,046
07/31/2007              $11,943                   $10,934             $12,865
10/31/2007              $12,627                   $11,252             $13,761
01/31/2008              $11,765                   $11,679             $12,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -0.72%   Since Inception (4/5/05) 5.93%


                           14 | MODERATE INVESTOR FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class N) Lehman Aggregate Bond Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                    Series: Moderate         Lehman Aggregate
                Investor Fund (Class N)         Bond Index         S&P 500 Index

04/05/2005              $10,000                   $10,000             $10,000
04/30/2005              $ 9,900                   $10,135             $ 9,810
07/31/2005              $10,410                   $10,207             $10,514
10/31/2005              $10,360                   $10,150             $10,327
01/31/2006              $10,935                   $10,293             $11,005
04/30/2006              $11,108                   $10,207             $11,322
07/31/2006              $10,955                   $10,356             $11,079
10/31/2006              $11,443                   $10,677             $12,013
01/31/2007              $11,861                   $10,734             $12,600
04/30/2007              $12,226                   $10,959             $13,046
07/31/2007              $12,091                   $10,934             $12,865
10/31/2007              $12,810                   $11,252             $13,761
01/31/2008              $11,947                   $11,679             $12,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -0.24%   Since Inception (4/5/05) 6.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           15 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class Y) Lehman Aggregate Bond Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Portfolio
                    Series: Moderate         Lehman Aggregate
                Investor Fund (Class Y)         Bond Index         S&P 500 Index

04/05/2005              $10,000                   $10,000             $10,000
04/30/2005              $ 9,900                   $10,135             $ 9,810
07/31/2005              $10,420                   $10,207             $10,514
10/31/2005              $10,390                   $10,150             $10,327
01/31/2006              $10,979                   $10,293             $11,005
04/30/2006              $11,173                   $10,207             $11,322
07/31/2006              $11,030                   $10,356             $11,079
10/31/2006              $11,559                   $10,677             $12,013
01/31/2007              $11,987                   $10,734             $12,600
04/30/2007              $12,375                   $10,959             $13,046
07/31/2007              $12,270                   $10,934             $12,865
10/31/2007              $13,013                   $11,252             $13,761
01/31/2008              $12,154                   $11,679             $12,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/08

1-Year 1.39%   Since Inception (4/5/05) 7.16%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           16 | MODERATE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           17 | MODERATE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                           18 | MODERATE INVESTOR FUND
the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------

                              BEGINNING        ENDING             EXPENSES
                              ACCOUNT          ACCOUNT            PAID DURING
                              VALUE            VALUE              6 MONTHS ENDED
ACTUAL                        AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
-----------------------------------------------------------------------------------
Class A                       $ 1,000.00       $    989.30        $   1.86
-----------------------------------------------------------------------------------
Class B                         1,000.00            984.50            5.87
-----------------------------------------------------------------------------------
Class C                         1,000.00            985.00            5.67
-----------------------------------------------------------------------------------
Class N                         1,000.00            988.10            3.26
-----------------------------------------------------------------------------------
Class Y                         1,000.00            990.50            0.05

HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------------
Class A                         1,000.00          1,023.34            1.89
-----------------------------------------------------------------------------------
Class B                         1,000.00          1,019.31            5.97
-----------------------------------------------------------------------------------
Class C                         1,000.00          1,019.51            5.77
-----------------------------------------------------------------------------------
Class N                         1,000.00          1,021.93            3.32
-----------------------------------------------------------------------------------
Class Y                         1,000.00          1,025.16            0.05

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, on the 6-month period ended January 31, 2008 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.37%
------------------------
Class B        1.17
------------------------
Class C        1.13
------------------------
Class N        0.65
------------------------
Class Y        0.01

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                           19 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                                  SHARES          VALUE
----------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.9% 1
----------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--9.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        6,896,989   $ 51,934,321
----------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                            2,112,124     40,595,036
                                                                           -------------
                                                                             92,529,357
----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--46.8%
Oppenheimer Champion Income Fund, Cl. Y                       10,823,248     92,538,773
----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             19,762,236    200,389,074
----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     8,350,987     54,782,475
----------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y               10,121,883    101,117,620
                                                                           -------------
                                                                            448,827,942
----------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--9.5%
Oppenheimer Global Fund, Cl. Y                                 1,368,498     91,319,888
----------------------------------------------------------------------------------------
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 2    1,346,117      1,346,117
----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--33.8%
Oppenheimer Capital Appreciation Fund, Cl. Y                   1,971,338     95,117,104
----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                            2,683,355     92,468,405
----------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                3,514,973     45,835,244
----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                  3,731,119     90,628,874
                                                                           -------------
                                                                            324,049,627
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $993,233,920)                     99.9%   958,072,931
----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.1      1,269,429
                                                              --------------------------
NET ASSETS                                                         100.0%  $959,342,360
                                                              ==========================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.


                           20 | MODERATE INVESTOR FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES                                    SHARES
                                                          JANUARY 31,         GROSS         GROSS   JANUARY 31,
                                                                 2007     ADDITIONS    REDUCTIONS          2008
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl.Y                 1,239,117       751,566        19,345     1,971,338
Oppenheimer Champion Income Fund, Cl. Y                     6,341,189     4,590,502       108,443    10,823,248
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     3,864,044     3,886,000       853,055     6,896,989
Oppenheimer Core Bond Fund, Cl. Y                          11,639,178     8,321,736       198,678    19,762,236
Oppenheimer Global Fund, Cl. Y                                831,381       571,523        34,406     1,368,498
Oppenheimer Institutional Money Market Fund, Cl. E          1,897,564   128,352,465   128,903,912     1,346,117
Oppenheimer International Bond Fund, Cl. Y                  4,986,529     3,468,051       103,593     8,350,987
Oppenheimer Limited-Term Government Fund, Cl. Y             5,914,588     4,308,975       101,680    10,121,883
Oppenheimer Main Street Fund, Cl. Y                         1,499,294     1,230,504        46,443     2,683,355
Oppenheimer Main Street Opportunity Fund, Cl. Y             2,033,988     1,542,278        61,293     3,514,973
Oppenheimer Real Estate Fund, Cl. Y                         1,351,142       920,576       159,594     2,112,124
Oppenheimer Value Fund, Cl. Y                               2,348,542     1,576,655       194,078     3,731,119

                                                                                         DIVIDEND      REALIZED
                                                                              VALUE        INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                           $ 95,117,104   $        --   $   (32,243)
Oppenheimer Champion Income Fund, Cl. Y                                  92,538,773     5,759,506       (41,710)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                  51,934,321     6,036,429      (334,762)
Oppenheimer Core Bond Fund, Cl. Y                                       200,389,074     6,747,763       (30,266)
Oppenheimer Global Fund, Cl. Y                                           91,319,888     1,749,580       (76,362)
Oppenheimer Institutional Money Market Fund, Cl. E                        1,346,117        67,523            --
Oppenheimer International Bond Fund, Cl. Y                               54,782,475     3,277,276        (5,106)
Oppenheimer Limited-Term Government Fund, Cl. Y                         101,117,620     3,935,665       (13,494)
Oppenheimer Main Street Fund, Cl. Y                                      92,468,405     5,247,966       (83,046)
Oppenheimer Main Street Opportunity Fund, Cl. Y                          45,835,244     2,658,011       (33,596)
Oppenheimer Real Estate Fund, Cl. Y                                      40,595,036     1,662,650       (50,896)
Oppenheimer Value Fund, Cl. Y                                            90,628,874     3,111,920         4,560
                                                                       -----------------------------------------
                                                                       $958,072,931   $40,254,289   $  (696,921)
                                                                       =========================================

2. Rate shown is the 7-day yield as of January 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           21 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $993,233,920)                               $ 958,072,931
-------------------------------------------------------------------------------------
Cash                                                                         262,293
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                         4,353,253
Dividends                                                                  2,125,629
Other                                                                         13,655
                                                                       --------------
Total assets                                                             964,827,761

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      3,735,922
Shares of beneficial interest redeemed                                     1,392,635
Distribution and service plan fees                                           195,686
Transfer and shareholder servicing agent fees                                 79,995
Trustees' compensation                                                        36,133
Shareholder communications                                                     6,226
Other                                                                         38,804
                                                                       --------------
Total liabilities                                                          5,485,401

-------------------------------------------------------------------------------------
NET ASSETS                                                             $ 959,342,360
                                                                       ==============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $      87,480
-------------------------------------------------------------------------------------
Additional paid-in capital                                               975,184,790
-------------------------------------------------------------------------------------
Accumulated net investment income                                            300,753
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                              18,930,326
-------------------------------------------------------------------------------------
Net unrealized depreciation on investments                               (35,160,989)
                                                                       --------------
NET ASSETS                                                             $ 959,342,360
                                                                       ==============


                           22 | MODERATE INVESTOR FUND

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$497,376,867and 45,178,641 shares of beneficial interest outstanding)                 $  11.01
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                    $  11.68
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $132,233,000 and
12,104,095 shares of beneficial interest outstanding)                                 $  10.92
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $231,792,628 and
21,261,997 shares of beneficial interest outstanding)                                 $  10.90
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $96,079,832 and
8,767,177 shares of beneficial interest outstanding)                                  $  10.96
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,860,033 and 168,289 shares of beneficial interest outstanding)           $  11.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                    $  40,254,289
-------------------------------------------------------------------------------------
Interest                                                                      49,683
-------------------------------------------------------------------------------------
Other income                                                                   5,778
                                                                       --------------
Total investment income                                                   40,309,750

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    1,047,439
Class B                                                                    1,214,680
Class C                                                                    1,933,106
Class N                                                                      368,050
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      431,056
Class B                                                                      174,806
Class C                                                                      227,121
Class N                                                                       96,677
Class Y                                                                            6
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       48,346
Class B                                                                       25,620
Class C                                                                       22,025
Class N                                                                        2,903
Class Y                                                                            4
-------------------------------------------------------------------------------------
Trustees' compensation                                                        24,377
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                    4,561
-------------------------------------------------------------------------------------
Other                                                                         56,295
                                                                       --------------
Total expenses                                                             5,677,072
Less reduction to custodian expenses                                            (108)
Less waivers and reimbursements of expenses                                   (1,314)
                                                                       --------------
Net expenses                                                               5,675,650

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     34,634,100

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                        (696,921)
Distributions received from affiliated companies                          22,301,479
                                                                       --------------
Net realized gain                                                         21,604,558
-------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                     (60,182,411)

-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  (3,943,753)
                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $      34,634,100   $    12,927,432
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               21,604,558         6,721,332
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                           (60,182,411)       20,367,168
                                                                                         ------------------------------------
Net increase (decrease) in net assets resulting from operations                                 (3,943,753)       40,015,932

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                        (18,904,451)       (6,838,205)
Class B                                                                                         (4,112,456)       (1,753,095)
Class C                                                                                         (7,591,061)       (2,462,961)
Class N                                                                                         (3,249,986)       (1,056,853)
Class Y                                                                                            (57,724)          (23,344)
                                                                                         ------------------------------------
                                                                                               (33,915,678)      (12,134,458)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                         (3,981,106)         (694,225)
Class B                                                                                         (1,073,876)         (231,731)
Class C                                                                                         (1,892,622)         (318,700)
Class N                                                                                           (722,066)         (111,013)
Class Y                                                                                            (11,276)           (2,136)
                                                                                         ------------------------------------
                                                                                                (7,680,946)       (1,357,805)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                        207,816,823       191,855,068
Class B                                                                                         35,877,108        60,241,093
Class C                                                                                        101,146,789        88,079,456
Class N                                                                                         48,924,312        37,858,714
Class Y                                                                                            734,860           845,510
                                                                                         ------------------------------------
                                                                                               394,499,892       378,879,841

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 348,959,515       405,403,510
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            610,382,845       204,979,335
                                                                                         ------------------------------------
End of period (including accumulated net investment income of $300,753
and $999,526, respectively)                                                              $     959,342,360   $   610,382,845
                                                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           25 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.42   $     10.78   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .54           .39           .38
Net realized and unrealized gain (loss)                          (.41)          .55           .57
                                                          ----------------------------------------
Total from investment operations                                  .13           .94           .95
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.45)         (.27)         (.17)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.54)         (.30)         (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     11.01   $     11.42   $     10.78
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               1.01%         8.73%         9.58%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   497,377   $   313,311   $   107,686
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   423,981   $   206,672   $    43,984
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.59%         3.57%         4.39%
Total expenses 5                                                 0.37%         0.40%         0.47%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.37%         0.40%         0.46%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          0.95%
        Year Ended January 31, 2007          1.01%
        Period Ended January 31, 2006        1.15%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           26 | MODERATE INVESTOR FUND

CLASS B   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.34   $     10.74   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .42           .30           .31
Net realized and unrealized gain (loss)                          (.39)          .54           .58
                                                          ----------------------------------------
Total from investment operations                                  .03           .84           .89
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.36)         (.21)         (.15)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.45)         (.24)         (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.92   $     11.34   $     10.74
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.18%         7.80%         8.90%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   132,233   $   101,929   $    36,956
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   121,584   $    70,066   $    15,521
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            3.61%         2.73%         3.56%
Total expenses 5                                                 1.18%         1.21%         1.31%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               1.18%         1.21%         1.29%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.76%
        Year Ended January 31, 2007          1.82%
        Period Ended January 31, 2006        1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.33   $     10.73   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .45           .30           .31
Net realized and unrealized gain (loss)                          (.41)          .54           .57
                                                          ----------------------------------------
Total from investment operations                                  .04           .84           .88
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.38)         (.21)         (.15)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.47)         (.24)         (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.90   $     11.33   $     10.73
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.24%         7.85%         8.82%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   231,792   $   142,351   $    47,904
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   193,641   $    95,773   $    19,527
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            3.88%         2.78%         3.64%
Total expenses 5                                                 1.14%         1.16%         1.23%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               1.14%         1.16%         1.22%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.72%
        Year Ended January 31, 2007          1.77%
        Period Ended January 31, 2006        1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | MODERATE INVESTOR FUND

CLASS N   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.38   $     10.76   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .51           .40           .40
Net realized and unrealized gain (loss)                          (.41)          .51           .53
                                                          ----------------------------------------
Total from investment operations                                  .10           .91           .93
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.43)         (.26)         (.17)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions
to shareholders                                                  (.52)         (.29)         (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.96   $     11.38   $     10.76
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.72%         8.47%         9.35%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $    96,080   $    51,620   $    12,117
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $    73,754   $    27,110   $     4,158
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.36%         3.58%         4.56%
Total expenses 5                                                 0.64%         0.65%         0.68%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               0.64%         0.65%         0.67%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.22%
        Year Ended January 31, 2007          1.26%
        Period Ended January 31, 2006        1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           29 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED JANUARY 31,                             2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.45   $     10.79   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .55           .56           .36
Net realized and unrealized gain (loss)                          (.38)          .43           .61
                                                          ----------------------------------------
Total from investment operations                                  .17           .99           .97
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.48)         (.30)         (.18)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.57)         (.33)         (.18)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     11.05   $     11.45   $     10.79
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               1.39%         9.18%         9.79%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $     1,860   $     1,172   $       316
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $     1,315   $       335   $       216
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.67%         5.06%         4.20%
Total expenses 5                                                 0.02%         0.00%         0.28%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.02%         0.00%         0.12%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

           Year Ended January 31, 2008            0.60%
           Year Ended January 31, 2007            0.61%
           Period Ended January 31, 2006          0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           30 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mututal funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                        NET UNREALIZED
                                                          DEPRECIATION
                                                      BASED ON COST OF
                                                        SECURITIES AND
       UNDISTRIBUTED   UNDISTRIBUTED   ACCUMULATED   OTHER INVESTMENTS
       NET INVESTMENT      LONG-TERM          LOSS  FOR FEDERAL INCOME
       INCOME                   GAIN  CARRYFORWARD        TAX PURPOSES
       ---------------------------------------------------------------
       $      335,610    $19,401,891           $--         $35,632,554


                           32 | MODERATE INVESTOR FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008. Net assets of the Portfolio were unaffected by the reclassifications.

                                      REDUCTION TO       REDUCTION TO
                                   ACCUMULATED NET    ACCUMULATED NET
       INCREASE                         INVESTMENT      REALIZED GAIN
       TO PAID-IN CAPITAL                   INCOME   ON INVESTMENTS 1
       --------------------------------------------------------------
       $2,444,094                       $1,417,195         $1,026,899

1. $2,444,094, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                        YEAR ENDED         YEAR ENDED
                                  JANUARY 31, 2008   JANUARY 31, 2007
       --------------------------------------------------------------
       Distributions paid from:
       Ordinary income            $     35,404,134   $     12,134,458
       Long-term capital gain            6,192,490          1,357,805
                                  -----------------------------------
       Total                      $     41,596,624   $     13,492,263
                                  ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities        $  993,705,485
                                             ==============
       Gross unrealized appreciation         $   10,453,910
       Gross unrealized depreciation            (46,086,464)
                                             --------------
       Net unrealized depreciation           $ ( 35,632,554)
                                             ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31,


                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

       Projected Benefit Obligations Increased              $ 10,260
       Payments Made to Retired Trustees                      11,531
       Accumulated Liability as of January 31, 2008           25,128

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.


                           34 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           YEAR ENDED JANUARY 31, 2008    YEAR ENDED JANUARY 31, 2007
                                                SHARES          AMOUNT        SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        23,670,312   $ 277,504,057    20,288,978   $  223,056,909
Dividends and/or
distributions reinvested                     1,911,665      21,792,987       639,909        7,205,339
Redeemed                                    (7,842,283)    (91,480,221)   (3,480,234)     (38,407,180)
                                           -----------------------------------------------------------
Net increase                                17,739,694   $ 207,816,823    17,448,653   $  191,855,068
                                           ===========================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                                         5,367,940   $  62,105,890     6,606,757   $   71,847,371
Dividends and/or
distributions reinvested                       445,664       5,044,923       169,423        1,897,534
Redeemed                                    (2,696,518)    (31,273,705)   (1,231,276)     (13,503,812)
                                           -----------------------------------------------------------
Net increase                                 3,117,086   $  35,877,108     5,544,904   $   60,241,093
                                           ===========================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                                        11,349,465   $ 131,882,421     9,578,836   $  104,254,518
Dividends and/or
distributions reinvested                       782,773       8,845,325       232,677        2,603,646
Redeemed                                    (3,432,256)    (39,580,957)   (1,715,538)     (18,778,708)
                                           -----------------------------------------------------------
Net increase                                 8,699,982   $ 101,146,789     8,095,975   $   88,079,456
                                           ===========================================================


                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                           YEAR ENDED JANUARY 31, 2008    YEAR ENDED JANUARY 31, 2007
                                                SHARES          AMOUNT        SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS N
Sold                                         6,083,743   $  70,781,442     4,596,537   $   50,879,391
Dividends and/or
distributions reinvested                       327,476       3,720,127        94,107        1,056,826
Redeemed                                    (2,181,216)    (25,577,257)   (1,279,558)     (14,077,503)
                                           -----------------------------------------------------------
Net increase                                 4,230,003   $  48,924,312     3,411,086   $   37,858,714
                                           ===========================================================

------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                            84,671   $     956,883       102,771   $    1,171,814
Dividends and/or
distributions reinvested                         6,021          68,943         2,252           25,447
Redeemed                                       (24,775)       (290,966)      (31,969)        (351,751)
                                           -----------------------------------------------------------
Net increase                                    65,917   $     734,860        73,054   $      845,510
                                           ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January 31, 2008, were as follows:

                                                        PURCHASES         SALES
--------------------------------------------------------------------------------
Investment securities                                $439,537,141   $27,906,290

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.55%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $905,645 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.


                           36 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $2,082,400, $1,701,074 and $845,521, respectively. Fees incurred by the Portfolio under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
January 31, 2008       $1,489,970         $13,816        $210,014         $40,484          $5,211


                           37 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived $1,314 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                           38 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Moderate Investor Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Denver, Colorado
March 13, 2008


                           39 | MODERATE INVESTOR FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2007. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0763 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 31, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions should be multiplied by 13.87% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $5,998,155 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2008, $42,698 or 0.13% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend and $71,261 or 4.79% of the short-term capital gain distribution paid and to be paid by the Portfolio qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                           40 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew Moderate Investor Fund's (the "Fund" or the "Fund's) investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's asset allocation team, who provide research, analysis and other advisory services in regard to the Fund's investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                           41 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber and Christopher Leavy, the portfolio managers of the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation moderate funds of funds advised by other investment advisers. The Board noted that the Fund's since inception performance was better than its peer group median. However, its one-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target allocation moderate funds of funds and other funds of funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to


                           42 | MODERATE INVESTOR FUND
voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.55% for Class N and 1.05% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund does not pay a management fee and that the Fund's total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager and its affiliates for services provided to the Fund and to the Underlying Funds.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                           43 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           44 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER
FUND, LENGTH OF SERVICE, AGE      OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995-December 2007);
Chairman of the Board             Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of
of Trustees (since 2007)          the Manager's parent company) (since September 2004); Member of Zurich Financial Investment
and Trustee (since 2005)          Management Advisory Council (insurance) (since October 2004); Chairman (since August 2007) and
Age: 64                           Trustee (since August 1991) of the Board of Trustees of the Jackson Laboratory (non-profit);
                                  Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 66 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 68                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since
                                  January 2004); Director of Internet Capital Group (information technology company) (since
                                  October 2003); Chief Operating Officer and Chief Financial Officer of Lincoln National
                                  Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln
                                  National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware
                                  Investment Family of Funds (1993-2003); President and Board Member of Lincoln National
                                  Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003);
                                  Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003);
                                  President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief
                                  Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital
                                  Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992);
                                  Corporate Controller of Merrill Lynch & Company (financial services holding company)
                                  (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company):
                                  Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate
                                  Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant
                                  (1963-1965); United States Marine Corps (1957-1959). Oversees 66 portfolios in the
                                  OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006);
Age: 67                           President of the Investment Company Institute (trade association) (October 1991-June 2004);
                                  Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees
                                  56 portfolios in the OppenheimerFunds complex.


                           45 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 66 portfolios in the OppenheimerFunds
Trustee (since 2005)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2005)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 69                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The
                                  Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983);
                                  Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced
                                  Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 56 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Trustee (since 2005)              Vice President and General Auditor of American Express Company (financial services company)
Age: 65                           (July 1998-February 2003). Oversees 56 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since
Trustee (since 2005)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial advisor)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial advisor)
                                  (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                  on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                  Member of the Investment Committee and Board of Human Rights Watch and the Investment Committee
                                  of Historic Hudson Valley. Oversees 56 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 2005)              consulting and executive recruiting) (since 1993); Life Trustee of International House
Age: 76                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of
                                  Greenwich; Former Director of Greenwich Hospital Association. Oversees 56 portfolios in the
                                  OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)              1996); Director of Lakes Environmental Association (environmental protection organization)
Age: 67                           (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                                  (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC
                                  (a privately held bio-statistics company) (since May 2007). Oversees 56 portfolios in the
                                  OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 60                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                  City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 56 portfolios in the OppenheimerFunds complex.


                           46 | MODERATE INVESTOR FUND

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                       YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of
President and Principal           the Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer
Executive Officer and Trustee     funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2005)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                           the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc.
                                  and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                  July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                  Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President (since November 2001) and Director (since July
                                  2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                                  1995); Chairman (since October 2007) and Member of the Investment Company Institute's Board of
                                  Governors (since October 2003). Oversees 105 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEAVY, SCHADT,
THE PORTFOLIO                     WEBMAN, WOLFGRUBER, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS.
                                  IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                  TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,                Director of Equities of the Manager (since January 2007); Senior Vice President of the Manager
Vice President and                (since September 2000). Portfolio manager of Morgan Stanley Dean Witter Investment Management
Portfolio Manager                 (1997-September 2000). A portfolio manager and officer of 15 portfolios in the OppenheimerFunds
(since 2007)                      complex.
Age: 37

RUDI W. SCHADT,                   Vice President, Director of Research in Product Design and Risk Management of the Manager. Prior
Vice President and                to joining the Manager in February 2002, a Director and Senior Quantitative Analyst (2000-2001)
Portfolio Manager                 at UBS Asset Management prior to which he was an Associate Director of Research (since June
(since 2005)                      1999) and Senior Researcher and Portfolio Manager (from June 1997) at State Street Global
Age: 50                           Advisors. An officer of 14 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,                 Chief Economist of the Manager (since 2006); Senior Vice President (since February 1996) and
Vice President and                Senior Investment Officer and Director (since 1997) of the Manager's Fixed Income Investments;
Portfolio Manager                 Senior Vice President (since May 1999) of HarbourView Asset Management Corporation. An officer
(since 2005)                      of 11 portfolios in the OppenheimerFunds complex.
Age: 58


                           47 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KURT WOLFGRUBER,                  President (since March 2007) and Chief Investment Officer and Director (since July 2003) of the
Vice President and                Manager; Executive Vice President of the Manager (March 2003-March 2007); Director of
Portfolio Manager                 HarbourView Asset Management Corporation and of OFI Institutional Asset Management, Inc. (since
(since 2005)                      June 2003) and of Tremont Capital Management, Inc. (since October 2001). An officer of 11
Age: 57                           portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and                Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Chief Compliance Officer          Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2005)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 2005)              Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 48                           OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                  Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                  Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003). An officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2005)                      1998-July 2002). An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 105 portfolios in the OppenheimerFunds
Age: 38                           complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
(since 2005)                      of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
Age: 59                           General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                  General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                  President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                  Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                  OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                  OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.


                           48 | MODERATE INVESTOR FUND

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary               (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial
(since 2005)                      Services, Inc. An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 40

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2005)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 105 portfolios in the
Age: 44                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2005)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October
Age: 42                           2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                  Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
                                  (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                           49 | MODERATE INVESTOR FUND




JANUARY 31, 2008

--------------------------------------------------------------------------------

      Active                                                  Management
      Allocation Fund                                        Commentaries
                                                                  and
      A Series of Oppenheimer Portfolio Series               Annual Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

         Market Recap and Outlook

         Listing of Top Holdings

      ANNUAL REPORT                                 [GRAPHIC]

         Portfolio Performance Discussion

         Listing of Investments

         Financial Statements

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

U.S. Equity Funds                               51.1%
Fixed Income Funds                              25.3
Global Equity Funds                             18.0
Alternative Investment Fund                      4.8
Money Market Fund                                0.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                           9 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2008, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. For its fiscal year ending January 31, 2008, the Portfolio outperformed its equity index, the S&P 500 Index, which returned -2.31%. As an additional point of reference, the Lehman Aggregate Bond Index returned 8.81% during the reporting period. We attribute the Portfolio's outperformance of the S&P 500 Index to the gains achieved by the Portfolio's approximate 20% tactical (active) component. Within the tactical component, the Portfolio benefited from its allocations to international funds in addition to a successful derivative overlay strategy.

      In contrast, performance was hurt by the weak results posted by many of the Portfolio's underlying domestic equity funds in addition to the Portfolio's allocation to Oppenheimer Real Estate Fund's Class Y shares.

      Over the period, international equity markets continued to outperform U.S. equity markets. The Portfolio enjoyed the advances made in the international markets primarily through its tactical component. Contributors to performance included Oppenheimer Developing Markets Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund and Oppenheimer International Bond Fund.

      Oppenheimer Developing Markets Fund advanced on a variety of economic factors benefiting the emerging markets, which included robust economic growth, low interest rates and high commodity prices. The Portfolio's allocations to Oppenheimer International Growth Fund's Class Y shares and Oppenheimer International Small Company Fund's Class Y shares also added to the Portfolio's performance. Oppenheimer International Bond Fund's Class Y shares returned 19.40% for the reporting period, and continued to benefit from an emphasis on investments from emerging markets.

      The Portfolio's tactical component also advanced on the success achieved through a derivative overlay strategy. The strategy enabled the management team to effectively respond to changing market conditions in both the emerging markets and U.S. markets by implementing sizable positions quickly and efficiently.

      Within the strategic component of the Portfolio, the allocation to Oppenheimer Real Estate Fund's Class Y shares detracted from performance. The Fund's weak performance is attributed to the combined effects of a deteriorating housing market, higher energy prices and concerns in the credit markets. It is important to mention that the negative effects that Oppenheimer Real Estate Fund had on the Portfolio were reduced due to an annual rebalance that occurred at the start of the period. The rebalance brought the


                           10 | ACTIVE ALLOCATION FUND

Portfolio's allocation to Oppenheimer Real Estate Fund's Class Y shares to slightly under its target level of 5%, which prevented any additional exposure to the weakened fund.

      The Portfolio's allocation to domestic equity funds also hampered returns. We attribute the overall weakness in the Portfolio's domestic equity component to the intense volatility that gripped the capital markets over the last half of the period. Although almost all of the Portfolio's acquired equity funds posted negative performance, Oppenheimer Capital Appreciation Fund's Class Y shares delivered positive absolute returns. In addition to strong stock selection, Oppenheimer Capital Appreciation Fund gained value due to the generally positive performance generated by large cap growth stocks.

      The Portfolio's fixed income component also added to results. Most of the Portfolio's underlying fixed income funds posted positive absolute results, but relative returns were weak. However, given that fixed income markets generally fared better than equity markets during the volatile period, the Portfolio's fixed income component ultimately helped performance.

      On a final note, we eliminated Oppenheimer Strategic Income Fund from the strategic component of the Portfolio and reinvested the proceeds into Class Y shares of Oppenheimer U.S. Government Trust, Oppenheimer Champion Income Fund and Oppenheimer International Bond Fund.

      COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2008. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged index of equity securities. The Lehman Aggregate Bond Index is an index of U.S. Government and corporate bonds that includes reinvestment of dividends. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                           11 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class A)
      S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Portfolio
                Series: Active Allocation                       Lehman Aggregate
                      Fund (Class A)          S&P 500 Index        Bond Index
04/05/2005               $ 9,425                 $10,000             $10,000
04/30/2005               $ 9,227                 $ 9,810             $10,135
07/31/2005               $ 9,868                 $10,514             $10,207
10/31/2005               $ 9,830                 $10,327             $10,150
01/31/2006               $10,679                 $11,005             $10,293
04/30/2006               $10,948                 $11,322             $10,207
07/31/2006               $10,573                 $11,079             $10,356
10/31/2006               $11,314                 $12,013             $10,677
01/31/2007               $11,868                 $12,600             $10,734
04/30/2007               $12,312                 $13,046             $10,959
07/31/2007               $12,203                 $12,865             $10,934
10/31/2007               $13,021                 $13,761             $11,252
01/31/2008               $11,669                 $12,309             $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -7.34%   Since Inception (4/5/05) 5.62%


                           12 | ACTIVE ALLOCATION FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class B)
      S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Portfolio
                Series: Active Allocation                       Lehman Aggregate
                      Fund (Class B)          S&P 500 Index        Bond Index
04/05/2005               $10,000                 $10,000             $10,000
04/30/2005               $ 9,790                 $ 9,810             $10,135
07/31/2005               $10,450                 $10,514             $10,207
10/31/2005               $10,390                 $10,327             $10,150
01/31/2006               $11,272                 $11,005             $10,293
04/30/2006               $11,527                 $11,322             $10,207
07/31/2006               $11,109                 $11,079             $10,356
10/31/2006               $11,863                 $12,013             $10,677
01/31/2007               $12,416                 $12,600             $10,734
04/30/2007               $12,862                 $13,046             $10,959
07/31/2007               $12,717                 $12,865             $10,934
10/31/2007               $13,547                 $13,761             $11,252
01/31/2008               $11,818                 $12,309             $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -7.08%   Since Inception (4/5/05) 6.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           13 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class C)
      S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Portfolio
                Series: Active Allocation                       Lehman Aggregate
                      Fund (Class C)          S&P 500 Index        Bond Index
04/05/2005               $10,000                 $10,000             $10,000
04/30/2005               $ 9,780                 $ 9,810             $10,135
07/31/2005               $10,440                 $10,514             $10,207
10/31/2005               $10,380                 $10,327             $10,150
01/31/2006               $11,266                 $11,005             $10,293
04/30/2006               $11,520                 $11,322             $10,207
07/31/2006               $11,103                 $11,079             $10,356
10/31/2006               $11,856                 $12,013             $10,677
01/31/2007               $12,416                 $12,600             $10,734
04/30/2007               $12,862                 $13,046             $10,959
07/31/2007               $12,717                 $12,865             $10,934
10/31/2007               $13,548                 $13,761             $11,252
01/31/2008               $12,116                 $12,309             $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -3.35%   Since Inception (4/5/05) 7.04%


                           14 | ACTIVE ALLOCATION FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class N)
      S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Portfolio
                Series: Active Allocation                       Lehman Aggregate
                      Fund (Class N)          S&P 500 Index        Bond Index
04/05/2005               $10,000                 $10,000             $10,000
04/30/2005               $ 9,790                 $ 9,810             $10,135
07/31/2005               $10,460                 $10,514             $10,207
10/31/2005               $10,410                 $10,327             $10,150
01/31/2006               $11,318                 $11,005             $10,293
04/30/2006               $11,593                 $11,322             $10,207
07/31/2006               $11,185                 $11,079             $10,356
10/31/2006               $11,961                 $12,013             $10,677
01/31/2007               $12,549                 $12,600             $10,734
04/30/2007               $13,008                 $13,046             $10,959
07/31/2007               $12,883                 $12,865             $10,934
10/31/2007               $13,739                 $13,761             $11,252
01/31/2008               $12,304                 $12,309             $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -2.89%   Since Inception (4/5/05) 7.62%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           15 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class Y)
      S&P 500 Index
      Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Portfolio
                Series: Active Allocation                       Lehman Aggregate
                      Fund (Class Y)          S&P 500 Index        Bond Index
04/05/2005               $10,000                 $10,000             $10,000
04/30/2005               $ 9,790                 $ 9,810             $10,135
07/31/2005               $10,490                 $10,514             $10,207
10/31/2005               $10,450                 $10,327             $10,150
01/31/2006               $11,372                 $11,005             $10,293
04/30/2006               $11,668                 $11,322             $10,207
07/31/2006               $11,280                 $11,079             $10,356
10/31/2006               $12,077                 $12,013             $10,677
01/31/2007               $12,687                 $12,600             $10,734
04/30/2007               $13,169                 $13,046             $10,959
07/31/2007               $13,064                 $12,865             $10,934
10/31/2007               $13,956                 $13,761             $11,252
01/31/2008               $12,512                 $12,309             $11,679

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/08

1-Year -1.38%   Since Inception (4/5/05) 8.26%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           16 | ACTIVE ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           17 | ACTIVE ALLOCATION FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                           18 | ACTIVE ALLOCATION FUND

"hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------
                                    BEGINNING        ENDING             EXPENSES
                                    ACCOUNT          ACCOUNT            PAID DURING
                                    VALUE            VALUE              6 MONTHS ENDED
ACTUAL                              AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
-----------------------------------------------------------------------------------------
Class A                             $1,000.00        $ 956.20           $2.37
-----------------------------------------------------------------------------------------
Class B                              1,000.00           952.90           6.27
-----------------------------------------------------------------------------------------
Class C                              1,000.00           952.80           6.12
-----------------------------------------------------------------------------------------
Class N                              1,000.00           955.00           3.46
-----------------------------------------------------------------------------------------
Class Y                              1,000.00           957.70           0.64

HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------------------
Class A                              1,000.00         1,022.79           2.45
-----------------------------------------------------------------------------------------
Class B                              1,000.00         1,018.80           6.48
-----------------------------------------------------------------------------------------
Class C                              1,000.00         1,018.95           6.33
-----------------------------------------------------------------------------------------
Class N                              1,000.00         1,021.68           3.57
-----------------------------------------------------------------------------------------
Class Y                              1,000.00         1,024.55           0.66

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying funds expenses, on the 6-month period ended January 31, 2008 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.48%
-------------------------------
Class B               1.27
-------------------------------
Class C               1.24
-------------------------------
Class N               0.70
-------------------------------
Class Y               0.13

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
--------------------------------------------------------------------------------


                           19 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.7% 1
--------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUND--4.8%
Oppenheimer Real Estate Fund, Cl. Y                                    6,562,660   $  126,134,324
--------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--25.2%
Oppenheimer Champion Income Fund, Cl. Y                               16,515,149      141,204,522
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                     29,099,763      295,071,595
--------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                            18,223,098      119,543,525
--------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                              11,382,541      110,752,122
                                                                                   ---------------
                                                                                      666,571,764

--------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--17.9%
Oppenheimer Developing Markets Fund, Cl. Y 2                             457,641       20,213,981
--------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                         3,691,578      246,339,005
--------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                           4,621,178      142,794,408
--------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                             753,125       21,433,928
--------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                      890,431       20,551,141
--------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                1,105,423       20,925,657
                                                                                   ---------------
                                                                                      472,258,120

--------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 3           22,664,856       22,664,856
--------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--51.0%
Oppenheimer Capital Appreciation Fund, Cl. Y                           7,395,404      356,828,230
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                    7,233,544      249,267,917
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                       11,047,198      144,055,459
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                          6,936,180      132,966,571
--------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 4                                       2,069,622       39,219,433
--------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                       1,165,687       40,146,249
--------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                         15,820,161      384,271,704
                                                                                   ---------------
                                                                                    1,346,755,563

--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,793,189,035)                           99.7%   2,634,384,627
--------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              0.3        7,824,617
                                                                      ----------------------------
NET ASSETS                                                                 100.0%  $2,642,209,244
                                                                      ============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.


                           20 | ACTIVE ALLOCATION FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS          SHARES
                                                         JAN. 31, 2007     ADDITIONS    REDUCTIONS   JAN. 31, 2008
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 5,035,770     2,547,905       188,271       7,395,404
Oppenheimer Champion Income Fund, Cl. Y                      3,973,401    12,729,804       188,056      16,515,149
Oppenheimer Core Bond Fund, Cl. Y                           17,144,429    12,257,702       302,368      29,099,763
Oppenheimer Developing Markets Fund, Cl. Y                     366,377       207,793       116,529         457,641
Oppenheimer Global Fund, Cl. Y                               2,405,097     1,396,864       110,383       3,691,578
Oppenheimer Global Opportunities Fund, Cl. Y                 2,450,325     2,203,357        32,504       4,621,178
Oppenheimer Institutional Money Market Fund, Cl. E           6,349,533   328,192,508   311,877,185      22,664,856
Oppenheimer International Bond Fund, Cl. Y                   2,779,230    16,394,686       950,818      18,223,098
Oppenheimer International Growth Fund, Cl. Y                 1,566,542       685,847     1,499,264         753,125
Oppenheimer International Small Company Fund, Cl. Y            558,527       423,682        91,778         890,431
Oppenheimer Main Street Fund, Cl. Y                          4,361,432     3,049,991       177,879       7,233,544
Oppenheimer Main Street Opportunity Fund, Cl. Y              6,480,652     4,645,725        79,179      11,047,198
Oppenheimer Main Street Small Cap Fund, Cl. Y                4,007,613     2,981,173        52,606       6,936,180
Oppenheimer MidCap Fund, Cl. Y                                      --     2,070,603           981       2,069,622
Oppenheimer Quest International Value Fund, Inc.,
   Cl. A                                                     1,270,789       677,316       842,682       1,105,423
Oppenheimer Real Estate Fund, Cl. Y                          4,290,964     2,880,480       608,784       6,562,660
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                762,924       469,821        67,058       1,165,687
Oppenheimer Strategic Income Fund, Cl. Y                    41,051,737    18,510,102    59,561,839              --
Oppenheimer U.S. Government Trust, Cl. Y                     3,000,034    11,669,663     3,287,156      11,382,541
Oppenheimer Value Fund, Cl. Y                                9,865,588     6,649,507       694,934      15,820,161

                                                                                          DIVIDEND        REALIZED
                                                                               VALUE        INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $  356,828,230   $        --   $    (587,629)
Oppenheimer Champion Income Fund, Cl. Y                                  141,204,522     5,348,062         (53,156)
Oppenheimer Core Bond Fund, Cl. Y                                        295,071,595     9,626,200         (17,251)
Oppenheimer Developing Markets Fund, Cl. Y                                20,213,981       790,270        (620,733)
Oppenheimer Global Fund, Cl. Y                                           246,339,005     4,874,668        (282,012)
Oppenheimer Global Opportunities Fund, Cl. Y                             142,794,408     8,840,759        (226,544)
Oppenheimer Institutional Money Market Fund, Cl. E                        22,664,856       710,694              --
Oppenheimer International Bond Fund, Cl. Y                               119,543,525     5,428,831          75,384
Oppenheimer International Growth Fund, Cl. Y                              21,433,928       860,094         719,738
Oppenheimer International Small Company Fund, Cl. Y                       20,551,141     1,528,481         138,626
Oppenheimer Main Street Fund, Cl. Y                                      249,267,917    14,549,996        (310,556)
Oppenheimer Main Street Opportunity Fund, Cl. Y                          144,055,459     8,586,802        (127,626)
Oppenheimer Main Street Small Cap Fund, Cl. Y                            132,966,571     2,652,406        (176,127)
Oppenheimer MidCap Fund, Cl. Y                                            39,219,433            --             (23)
Oppenheimer Quest International Value Fund, Inc., Cl. A                   20,925,657     1,293,303      (3,182,248)
Oppenheimer Real Estate Fund, Cl. Y                                      126,134,324     5,337,524         544,293
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                           40,146,249     1,386,245         (19,190)
Oppenheimer Strategic Income Fund, Cl. Y                                          --     9,080,285       9,901,275
Oppenheimer U.S. Government Trust, Cl. Y                                 110,752,122     3,192,077         664,476
Oppenheimer Value Fund, Cl. Y                                            384,271,704    12,670,427        (177,268)
                                                                      ---------------------------------------------
                                                                      $2,634,384,627   $96,757,124   $   6,263,429
                                                                      =============================================

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

3. Rate shown is the 7-day yield as of January 31, 2008.

4. Non-income producing security.


                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                             CONTRACT
                                    BUY/       AMOUNT     EXPIRATION                  UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                SELL       (000S)           DATE        VALUE   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)        Sell          700GBP     4/7/08    $1,386,196   $     15,204   $         --
Euro (EUR)                          Sell        4,400EUR     4/7/08     6,528,098             --         55,961
Hong Kong Dollar (HKD)               Buy       23,000HKD    2/11/08     2,950,501             --            752
Hungarian Forint (HUF)               Buy      323,000HUF     4/7/08     1,845,792             --         20,613
Japanese Yen (JPY)                  Sell      550,000JPY     4/7/08     5,195,037             --        231,138
Mexican Nuevo Peso (MXN)             Buy       25,000MXN     2/7/08     2,307,202         18,349             --
New Turkish Lira (TRY)               Buy        2,000TRY     4/7/08     1,669,816          6,338             --
Polish Zloty (PLZ)                   Buy        4,100PLZ     2/7/08     1,692,084         17,931             --
Singapore Dollar (SGD)               Buy        3,800SGD    2/11/08     2,682,729         46,586             --
                                                                                    ---------------------------
Total unrealized appreciation
(depreciation)                                                                      $    104,408   $    308,464
                                                                                    ===========================

--------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                     UNREALIZED
                                    BUY/    NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                SELL    CONTRACTS         DATE         VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Japan (Government of)
Mini Bonds, 10 yr.                  Sell           45      3/10/08   $ 5,828,906   $    (59,361)
Standard & Poor's
500 E-Mini                           Buy          407      3/20/08    28,074,860      1,924,377
U.S. Long Bonds                     Sell           74      3/19/08     8,829,125         66,972
United Kingdom Long Gilt            Sell           38      3/27/08     8,355,194        (29,798)
                                                                                   -------------
                                                                                   $  1,902,190
                                                                                   =============


                           22 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                NOTIONAL               PAID BY           RECEIVED BY   TERMINATION
COUNTERPARTY          AMOUNT         THE PORTFOLIO         THE PORTFOLIO          DATE          VALUE
------------------------------------------------------------------------------------------------------
                                       Three-Month
                                     USD BBA LIBOR
                                  and if negative,      If positive, the
                                the absolute value       Total Return of
                                 of the MSCI Daily        the MSCI Daily
                                  Total Return Net      Total Return Net
Goldman Sachs                      Emerging Market       Emerging Market
International   $ 28,736,542            USD Index.             USD Index       12/8/08   $ (3,833,168)
------------------------------------------------------------------------------------------------------
UBS AG:
                                                           One-Month USD
                                                         BBA LIBOR minus
                                                         60 basis points
                                                        and if negative,
                                                      the absolute value
                                  If positive, the          of the Total
                               Total Return of the         Return of the
                                     S&P Small Cap         S&P Small Cap
                  26,990,582             600 Index             600 Index       11/6/08        992,826
                                                           One-Month USD
                                                         BBA LIBOR minus
                                                         60 basis points
                                                        and if negative,
                                  If positive, the    the absolute value
                               Total Return of the   of the Total Return
                                     S&P Small Cap      of the S&P Small
                   2,455,032             600 Index         Cap 600 Index       11/6/08         99,693
                                                                                         -------------
                                                                                         $ (2,740,649)
                                                                                         =============

Index abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
MSCI        Morgan Stanley Capital International

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--affiliated
companies (cost $2,793,189,035)                                                     $ 2,634,384,627
----------------------------------------------------------------------------------------------------
Cash                                                                                         98,708
----------------------------------------------------------------------------------------------------
Cash used for collateral on futures                                                       7,858,062
----------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                              104,408
----------------------------------------------------------------------------------------------------
Swaps, at value                                                                           1,092,519
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                        8,032,601
Dividends                                                                                 3,358,573
Futures margins                                                                             462,907
Other                                                                                        37,361
                                                                                    ----------------
Total assets                                                                          2,655,429,766

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                              308,464
----------------------------------------------------------------------------------------------------
Swaps, at value                                                                           3,833,168
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     4,472,212
Shares of beneficial interest redeemed                                                    3,540,913
Distribution and service plan fees                                                          552,379
Transfer and shareholder servicing agent fees                                               251,501
Trustees' compensation                                                                      106,280
Shareholder communications                                                                   83,131
Other                                                                                        72,474
                                                                                    ----------------
Total liabilities                                                                        13,220,522

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $ 2,642,209,244
                                                                                    ================

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                          $       235,129
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                            2,717,016,027
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                         2,894,627
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions           81,910,384
----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                          (159,846,923)
                                                                                    ----------------
NET ASSETS                                                                          $ 2,642,209,244
                                                                                    ================


                           24 | ACTIVE ALLOCATION FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,396,770,123 and 123,858,241 shares of beneficial interest outstanding)         $ 11.28
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                $ 11.97
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$449,130,035 and 40,116,344 shares of beneficial interest outstanding)            $ 11.20
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$630,989,900 and 56,451,929 shares of beneficial interest outstanding)            $ 11.18
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$161,530,252 and 14,368,450 shares of beneficial interest outstanding)            $ 11.24
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $3,788,934 and 334,402 shares of beneficial interest outstanding)       $ 11.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                   $   96,757,124
-------------------------------------------------------------------------------------
Interest                                                                     231,365
-------------------------------------------------------------------------------------
Other income                                                                  13,766
                                                                      ---------------
Total investment income                                                   97,002,255

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    3,159,834
Class B                                                                    4,328,148
Class C                                                                    5,766,301
Class N                                                                      729,020
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    1,431,491
Class B                                                                      608,601
Class C                                                                      702,644
Class N                                                                      123,290
Class Y                                                                          414
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      179,785
Class B                                                                       96,882
Class C                                                                       80,463
Class N                                                                        7,163
Class Y                                                                           56
-------------------------------------------------------------------------------------
Asset allocation fees                                                      2,424,896
-------------------------------------------------------------------------------------
Trustees' compensation                                                        74,589
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   13,879
-------------------------------------------------------------------------------------
Other                                                                        105,583
                                                                      ---------------
Total expenses                                                            19,833,039
Less reduction to custodian expenses                                            (638)
Less waivers and reimbursements of expenses                                  (71,299)
                                                                      ---------------
Net expenses                                                              19,761,102

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     77,241,153


                          26 | ACTIVE ALLOCATION FUND

---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------
Net realized gain on investments:
Affiliated companies                                                        $      6,263,429
Distributions received from affiliated companies                                  97,610,535
Closing and expiration of futures contracts                                        1,447,907
Foreign currency transactions                                                        618,614
Swap contracts                                                                     9,288,315
                                                                            -----------------
Net realized gain                                                                115,228,800
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     (275,074,510)
Translation of assets and liabilities denominated in foreign currencies             (204,055)
Futures contracts                                                                     802,781
Swap contracts                                                                    (2,660,196)
                                                                            -----------------
Net change in unrealized depreciation                                           (277,135,980)

---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    (84,666,027)
                                                                            =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                          2008                2007
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                               $     77,241,153   $      32,270,527
---------------------------------------------------------------------------------------------------------
Net realized gain                                                        115,228,800          26,702,188
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    (277,135,980)         94,186,438
                                                                    -------------------------------------
Net increase (decrease) in net assets resulting from operations          (84,666,027)        153,159,153

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (49,762,444)        (17,134,058)
Class B                                                                  (13,063,856)         (4,713,190)
Class C                                                                  (18,702,863)         (5,972,851)
Class N                                                                   (5,468,177)         (1,888,584)
Class Y                                                                     (158,040)            (50,117)
                                                                    -------------------------------------
                                                                         (87,155,380)        (29,758,800)
---------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (19,567,662)         (3,316,909)
Class B                                                                   (6,468,393)         (1,236,698)
Class C                                                                   (9,012,023)         (1,515,292)
Class N                                                                   (2,267,194)           (381,215)
Class Y                                                                      (57,016)             (8,618)
                                                                    -------------------------------------
                                                                         (37,372,288)         (6,458,732)

---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                  551,288,066         602,241,849
Class B                                                                  134,492,010         210,888,833
Class C                                                                  248,464,306         280,476,657
Class N                                                                   65,148,152          74,350,364
Class Y                                                                    1,324,654           2,130,523
                                                                    -------------------------------------
                                                                       1,000,717,188       1,170,088,226

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase                                                           791,523,493       1,287,029,847
---------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,850,685,751         563,655,904
                                                                    -------------------------------------
End of period (including accumulated net investment income of
$2,894,627 and $2,861,582, respectively)                            $  2,642,209,244   $   1,850,685,751
                                                                    =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.05    $      11.10    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .44             .35             .43
Net realized and unrealized gain (loss)                               (.61)            .89             .89
                                                             ----------------------------------------------
Total from investment operations                                      (.17)           1.24            1.32
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.43)           (.24)           (.20)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.60)           (.29)           (.22)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.28    $      12.05    $      11.10
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.69)%         11.14%          13.31%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $   1,396,770    $    956,520    $    293,578
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $   1,267,499    $    605,517    $    112,224
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.54%           3.10%           4.94%
Total expenses 5                                                      0.48%           0.51%           0.56%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.48%           0.50%           0.55%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.11%
      Year Ended January 31, 2007        1.16%
      Period Ended January 31, 2006      1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           29 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       11.97    $      11.07    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .33             .26             .36
Net realized and unrealized gain (loss)                               (.59)            .86             .91
                                                             ----------------------------------------------
Total from investment operations                                      (.26)           1.12            1.27
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.34)           (.17)           (.18)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.51)           (.22)           (.20)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.20    $      11.97    $      11.07
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.40)%         10.15%          12.72%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     449,130    $    349,024    $    115,629
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     433,217    $    229,365    $     46,284
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 2.64%           2.26%           4.06%
Total expenses 5                                                      1.27%           1.29%           1.37%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                    1.27%           1.29%           1.34%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.90%
      Year Ended January 31, 2007        1.94%
      Period Ended January 31, 2006      2.09%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           30 | ACTIVE ALLOCATION FUND

CLASS C     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       11.96    $      11.06    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .34             .27             .37
Net realized and unrealized gain (loss)                               (.60)            .86             .89
                                                             ----------------------------------------------
Total from investment operations                                      (.26)           1.13            1.26
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.35)           (.18)           (.18)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.52)           (.23)           (.20)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.18    $      11.96    $      11.06
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.41)%         10.21%          12.66%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     630,990    $    433,213    $    125,622
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     577,347    $    272,038    $     45,647
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 2.77%           2.34%           4.18%
Total expenses 5                                                      1.24%           1.27%           1.33%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    1.24%           1.26%           1.31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.87%
      Year Ended January 31, 2007        1.92%
      Period Ended January 31, 2006      2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           31 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.02    $      11.09    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .41             .35             .46
Net realized and unrealized gain (loss)                               (.61)            .86             .85
                                                             ----------------------------------------------
Total from investment operations                                      (.20)           1.21            1.31
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.41)           (.23)           (.20)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.58)           (.28)           (.22)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.24    $      12.02    $      11.09
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.95)%         10.88%          13.18%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     161,530    $    109,146    $     28,345
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     145,988    $     62,929    $      9,156
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.31%           3.07%           5.28%
Total expenses 5                                                      0.70%           0.70%           0.73%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.69%           0.70%           0.72%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.33%
      Year Ended January 31, 2007        1.35%
      Period Ended January 31, 2006      1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           32 | ACTIVE ALLOCATION FUND

CLASS Y     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.10    $      11.13    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .50             .44             .39
Net realized and unrealized gain (loss)                               (.63)            .85             .97
                                                             ----------------------------------------------
Total from investment operations                                      (.13)           1.29            1.36
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.47)           (.27)           (.21)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to
shareholders                                                          (.64)           (.32)           (.23)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.33    $      12.10    $      11.13
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.38)%         11.56%          13.72%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $       3,789    $      2,783    $        482
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $       3,663    $      1,317    $        196
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.98%           3.79%           4.44%
Total expenses 5                                                      0.13%           0.11%           0.33%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.13%           0.11%           0.21%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        0.76%
      Year Ended January 31, 2007        0.76%
      Period Ended January 31, 2006      1.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager").

   The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

   The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                           34 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

   Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.


                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN     CARRYFORWARD 1       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
$--                 $   88,314,014   $        276,537   $           162,977,140

1. The Portfolio had $276,537 of post-October foreign currency losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008. Net assets of the Portfolio were unaffected by the reclassifications.

                                                   REDUCTION TO
                                 REDUCTION TO       ACCUMULATED
                              ACCUMULATED NET      NET REALIZED
         INCREASE                  INVESTMENT           GAIN ON
         TO PAID-IN CAPITAL              LOSS     INVESTMENTS 2
         -------------------------------------------------------
         $ 8,412,363          $     9,947,272   $    18,359,635

2. $8,412,363, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.


                           36 | ACTIVE ALLOCATION FUND

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                          YEAR ENDED         YEAR ENDED
                                    JANUARY 31, 2008   JANUARY 31, 2007
         ---------------------------------------------------------------
         Distributions paid from:
         Ordinary income            $     92,720,357   $     30,212,092
         Long-term capital gain           31,807,311          6,005,440
                                    ------------------------------------
         Total                      $    124,527,668   $     36,217,532
                                    ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities          $  2,797,324,778
         Federal tax cost of other investments          2,396,769
                                                 -----------------
         Total federal tax cost                  $  2,799,721,547
                                                 =================

         Gross unrealized appreciation           $     29,664,885
         Gross unrealized depreciation               (192,642,025)
                                                 -----------------
         Net unrealized depreciation             $   (162,977,140)
                                                 =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31, 2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased        $  32,419
         Payments Made to Retired Trustees                 33,726
         Accumulated Liability as of January 31, 2008      74,195

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment,


                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.


                           38 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JANUARY 31, 2008          YEAR ENDED JANUARY 31, 2007
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          55,772,313   $     692,918,762        57,596,220   $    654,562,965
Dividends and/or
distributions reinvested       5,622,995          66,806,258         1,662,202         19,663,799
Redeemed                     (16,930,276)       (208,436,954)       (6,303,806)       (71,984,915)
                             ---------------------------------------------------------------------
Net increase                  44,465,032   $     551,288,066        52,954,616   $    602,241,849
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS B
Sold                          16,273,470   $     200,111,397        21,225,979   $    239,218,008
Dividends and/or
distributions reinvested       1,608,626          18,997,933           490,803          5,771,900
Redeemed                      (6,916,902)        (84,617,320)       (3,014,115)       (34,101,075)
                             ---------------------------------------------------------------------
Net increase                  10,965,194   $     134,492,010        18,702,667   $    210,888,833
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS C
Sold                          25,614,816   $     314,499,898        27,543,050   $    310,509,299
Dividends and/or
distributions reinvested       2,206,578          26,014,894           600,867          7,060,230
Redeemed                      (7,591,141)        (92,050,486)       (3,282,836)       (37,092,872)
                             ---------------------------------------------------------------------
Net increase                  20,230,253   $     248,464,306        24,861,081   $    280,476,657
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS N
Sold                           6,924,608   $      85,551,101         7,119,593   $     81,030,208
Dividends and/or
distributions reinvested         609,598           7,223,732           176,954          2,088,058
Redeemed                      (2,248,973)        (27,626,681)         (769,703)        (8,767,902)
                             ---------------------------------------------------------------------
Net increase                   5,285,233   $      65,148,152         6,526,844   $     74,350,364
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS Y
Sold                             212,825   $       2,659,299           197,518   $      2,248,494
Dividends and/or
distributions reinvested          17,705             211,401             4,945             58,703
Redeemed                        (126,203)         (1,546,046)          (15,653)          (176,674)
                             ---------------------------------------------------------------------
Net increase                     104,327   $       1,324,654           186,810   $      2,130,523
                             =====================================================================


                           39 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January 31, 2008, were as follows:

                                                     PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                           $1,488,802,006    $438,826,308

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.57%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $2,790,074 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.


                           40 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $7,395,309, $4,696,709 and $1,387,178, respectively. Fees incurred by the Portfolio under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT      CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED        DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
January 31, 2008   $     4,199,482   $       20,189   $     672,104   $      125,696   $       17,578

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the year ended January 31, 2008, the Manager reimbursed the Portfolio $29,917, $10,384, $13,627, $3,446 and $86 for Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.


                           41 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived $13,839 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Portfolio may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Portfolio include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Portfolio may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.


                           42 | ACTIVE ALLOCATION FUND

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Portfolio may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.


                           43 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                           44 | ACTIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Active Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Allocation Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 13, 2008


                           45 | ACTIVE ALLOCATION FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2007. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.1434 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 31, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions should be multiplied by 19.38% to arrive at the amount eligible for the corporate dividend-received deduction

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $24,765,819 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2008, $187,579 or 0.22% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend and $3,413,559 or 61.34% of the short-term capital gain distribution paid and to be paid by the Portfolio qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                           46 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew Active Allocation Fund's (the "Fund" or the "Fund's") investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's asset allocation team, who provide research, analysis and other advisory services in regard to the Fund's investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board


                           47 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber, Christopher Leavy and Caleb Wong, the portfolio managers of the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation growth funds of funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were higher than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target allocation growth funds of funds and other funds of funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds


                           48 | ACTIVE ALLOCATION FUND
level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class N and 1.20% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders. In addition, the Portfolio pays the manager an asset allocation fee equal to an annual rate of 0.10% of average daily net assets of the Portfolio. The Board noted that the Fund does not pay a management fee and that the Fund's total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager and its affiliates for services provided to the Fund and to the Underlying Funds.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                           49 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           50 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995-December 2007);
Chairman of the Board             Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of
of Trustees (since 2007)          the Manager's parent company) (since September 2004); Member of Zurich Financial Investment
and Trustee (since 2005)          Management Advisory Council (insurance) (since October 2004); Chairman (since August 2007) and
Age: 64                           Trustee (since August 1991) of the Board of Trustees of the Jackson Laboratory (non-profit);
                                  Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 66 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 68                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                  Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                  U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                  President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003);
                                  President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                  National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                  Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                  Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice
                                  Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of
                                  Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial
                                  Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                  (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price
                                  Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967)
                                  and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 66 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 67                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 56 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 66 portfolios in the OppenheimerFunds
Trustee (since 2005)              complex.
Age: 74


                           51 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2005)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 69                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 56 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2005)              President and General Auditor of American Express Company (financial services company) (July
Age: 65                           1998-February 2003). Oversees 56 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since
Trustee (since 2005)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial advisor)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial advisor)
                                  (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                  on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                  Member of the Investment Committee and Board of Human Rights Watch and the Investment Committee of
                                  Historic Hudson Valley. Oversees 56 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 2005)              consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 76                           educational organization); Former Trustee of The Historical Society of the Town of Greenwich;
                                  Former Director of Greenwich Hospital Association. Oversees 56 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2005)              Director of Lakes Environmental Association (environmental protection organization) (since 1996);
Age: 67                           Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                  Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held bio-statistics company) (since May 2007). Oversees 56 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 60                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 56 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                           52 | ACTIVE ALLOCATION FUND

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
President and Principal           Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
Executive Officer and Trustee     President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding
(since 2005)                      company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                           (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007)
                                  and Member of the Investment Company Institute's Board of Governors (since October 2003). Oversees
                                  105 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEAVY, SCHADT,
THE PORTFOLIO                     WEBMAN, WOLFGRUBER, WONG, ZACK AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                  NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803
                                  S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,                Director of Equities of the Manager (since January 2007); Senior Vice President of the Manager
Vice President and Portfolio      (since September 2000). Portfolio manager of Morgan Stanley Dean Witter Investment Management
Manager (since 2007)              (1997-September 2000). A portfolio manager and officer of 15 portfolios in the OppenheimerFunds
Age: 37                           complex.

RUDI W. SCHADT,                   Vice President, Director of Research in Product Design and Risk Management of the Manager. Prior
Vice President and Portfolio      to joining the Manager in February 2002, a Director and Senior Quantitative Analyst (2000-2001) at
Manager (since 2005)              UBS Asset Management prior to which he was an Associate Director of Research (since June 1999) and
Age: 50                           Senior Researcher and Portfolio Manager (from June 1997) at State Street Global Advisors. An officer of 14 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,                 Senior Vice President (since February 1996) and Senior Investment Officer and Director (since
Vice President and Portfolio      1997) of the Manager's Fixed Income Investments; Senior Vice President (since May 1999) of
Manager (since 2005)              HarbourView Asset Management Corporation. An officer of 11 portfolios in the OppenheimerFunds
Age: 58                           complex.

KURT WOLFGRUBER,                  President (since March 2007) and Chief Investment Officer and Director (since July 2003) of
Vice President and Portfolio      the Manager; Executive Vice President of the Manager (March 2003-March 2007); Director of
Manager (since 2005)              HarbourView Asset Management Corporation and of OFI Institutional Asset Management, Inc.
Age: 57                           (since June 2003) and of Tremont Capital Management, Inc. (since October 2001). An officer of
                                  11 portfolios in the OppenheimerFunds complex.


                           53 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

CALEB WONG,                       Vice President of the Manager (since June 1999); worked in fixed-income quantitative research and
Vice President and Portfolio      risk management for the Manager (since July 1996); formerly Assistant Vice President of the
Manager (since 2005)              Manager (January 1997-June 1999); before joining the Manager in July 1996 Mr. Wong was enrolled in
Age: 42                           the Ph.D. program for Economics at the University of Chicago. An officer of 2 portfolios in the
                                  OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and                Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Chief Compliance Officer          Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2005)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 2005)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                  Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                                  2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2005)                      1998-July 2002). An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 105 portfolios in the OppenheimerFunds
Age: 38                           complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
(since 2005)                      Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
Age: 59                           Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.


                           54 | ACTIVE ALLOCATION FUND

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services,
(since 2005)                      Inc. An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 40

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2005)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 105 portfolios in the
Age: 44                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2005)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                           55 | ACTIVE ALLOCATION FUND




JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                                Management
      Equity                                                   Commentaries
      Investor Fund                                                and
      A Series of Oppenheimer Portfolio Series                 Annual Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            Market Recap and Outlook

            Listing of Top Holdings

      ANNUAL REPORT                                              [GRAPHIC]

            Portfolio Performance Discussion

            Listing of Investments

            Financial Statements

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Equity Funds         69.4%
Global Equity Funds       30.6

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                            8 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2008, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Equity Investor Fund's Class A shares, without sales charge, returned -2.45% for the 12-month period ending January 31, 2008 and performed inline with its benchmark, the S&P 500 Index, which returned -2.31% for the same period. As an additional point of comparison, the MSCI World Index returned -0.47%. We attribute the Portfolio's underperformance to significantly volatile global equity markets. Additionally, disappointing stock selection along with the underperformance of small-cap stocks as an asset class, negatively impacted some of the Portfolio's acquired funds, and ultimately hurt the Portfolio's overall results.

      Despite the Portfolio's relative underperformance, its diversified equity weighting, which enabled the Portfolio to own sectors not included in its index, helped cushion the Portfolio against the intense volatility seen in the global equity markets over the period. Contributors to performance included Oppenheimer Developing Markets Fund, Oppenheimer Capital Appreciation Fund and Oppenheimer Value Fund.

      Over the period, Oppenheimer Developing Markets Fund's Class Y shares produced a total return of 23.01%. The Fund's performance was positively influenced by a variety of economic factors benefiting the emerging markets, which included robust economic growth, low interest rates and high commodity prices. Also contributing to performance were the Portfolio's allocations to Oppenheimer Capital Appreciation Fund and Oppenheimer Value Fund. Taken as a group, the Portfolio's underlying domestic equity funds slightly hampered overall results, despite the fact that all of them outperformed their respective benchmarks, i.e. exhibited good stock selection thoughout the reporting period. The positive performance of Oppenheimer Capital Appreciation Fund helped to mitigate the extent of the losses, while Oppenheimer Value Fund had strong stock selection in a period where the value style of investing was out of favor. While both Funds benefited from successful stock selection, Oppenheimer Capital Appreciation Fund also gained value due to the positive performance generated by large cap growth stocks in general. When economic growth slows, earnings growth becomes more difficult to achieve. As a result of this cyclical event, investors become risk adverse and seek out larger, well-established companies, a situation that unfolded over the period and aided Oppenheimer Capital Appreciation Fund's performance.

      In addition to the general negative impact from volatile equity markets, top performance detractors included Oppenheimer Main Street Small Cap Fund, Oppenheimer Global Fund and Oppenheimer Global Opportunities Fund. The weak performance posted by Oppenheimer Main Street Small Cap Fund is attributed to the underperformance of


                            9 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

small-cap stocks as an asset class. In fact, for the year ending January 31, 2008, the Russell 2000 Index, an unmanaged index of small-capitalization stocks, posted a negative total return.

      For approximately six years, small-cap stocks generally led U.S. equity market performance, outperforming most other asset classes. However, during the reporting period economic growth began to slow and market volatility increased. As a result investors began to reassess their attitudes toward risk and shifted away from small-cap stocks toward larger, well-established multinational corporations with a track record of consistent earnings.

      International markets were also choppy during the reporting period, as represented by the MSCI World Index, which as we mentioned returned -0.47%. However, both Oppenheimer Global Fund and Oppenheimer Global Opportunities Fund underperformed the MSCI World Index. Both Funds suffered due to a variety of issues, which included weak stock selection.

      COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held from inception until January 31, 2008. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index and the MSCI World Index(SM). The S&P 500 Index is an unmanaged index of equity securities. The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of foreign countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                            10 | EQUITY INVESTOR FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class A)
   S&P 500 Index
   MSCI World Index(SM)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Portfolio Series:
            Equity Investor Fund (Class A)   S&P 500 Index  MSCI World Index(SM)
04/05/2005              $  9,425                $ 10,000          $ 10,000
04/30/2005              $  9,199                $  9,810          $  9,789
07/31/2005              $  9,991                $ 10,514          $ 10,415
10/31/2005              $  9,972                $ 10,327          $ 10,515
01/31/2006              $ 11,071                $ 11,005          $ 11,613
04/30/2006              $ 11,433                $ 11,322          $ 12,227
07/31/2006              $ 10,746                $ 11,079          $ 11,898
10/31/2006              $ 11,624                $ 12,013          $ 12,819
01/31/2007              $ 12,272                $ 12,600          $ 13,571
04/30/2007              $ 12,816                $ 13,046          $ 14,374
07/31/2007              $ 12,894                $ 12,865          $ 14,360
10/31/2007              $ 13,846                $ 13,761          $ 15,507
01/31/2008              $ 11,971                $ 12,309          $ 13,573

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -8.06%   Since Inception (4/5/05) 6.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                            11 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class B)
   S&P 500 Index
   MSCI World Index(SM)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Portfolio Series:
            Equity Investor Fund (Class B)  S&P 500 Index  MSCI World Index(SM)
04/05/2005              $ 10,000               $ 10,000          $ 10,000
04/30/2005              $  9,750               $  9,810          $  9,789
07/31/2005              $ 10,580               $ 10,514          $ 10,415
10/31/2005              $ 10,540               $ 10,327          $ 10,515
01/31/2006              $ 11,670               $ 11,005          $ 11,613
04/30/2006              $ 12,023               $ 11,322          $ 12,227
07/31/2006              $ 11,276               $ 11,079          $ 11,898
10/31/2006              $ 12,185               $ 12,013          $ 12,819
01/31/2007              $ 12,833               $ 12,600          $ 13,571
04/30/2007              $ 13,375               $ 13,046          $ 14,374
07/31/2007              $ 13,426               $ 12,865          $ 14,360
10/31/2007              $ 14,398               $ 13,761          $ 15,507
01/31/2008              $ 12,118               $ 12,309          $ 13,573

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -7.90%   Since Inception (4/5/05) 7.05%


                            12 | EQUITY INVESTOR FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class C)
   S&P 500 Index
   MSCI World Index(SM)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Portfolio Series:
            Equity Investor Fund (Class C)   S&P 500 Index  MSCI World Index(SM)
04/05/2005              $ 10,000                $ 10,000          $ 10,000
04/30/2005              $  9,750                $  9,810          $  9,789
07/31/2005              $ 10,570                $ 10,514          $ 10,415
10/31/2005              $ 10,530                $ 10,327          $ 10,515
01/31/2006              $ 11,664                $ 11,005          $ 11,613
04/30/2006              $ 12,028                $ 11,322          $ 12,227
07/31/2006              $ 11,280                $ 11,079          $ 11,898
10/31/2006              $ 12,180                $ 12,013          $ 12,819
01/31/2007              $ 12,831                $ 12,600          $ 13,571
04/30/2007              $ 13,384                $ 13,046          $ 14,374
07/31/2007              $ 13,435                $ 12,865          $ 14,360
10/31/2007              $ 14,397                $ 13,761          $ 15,507
01/31/2008              $ 12,427                $ 12,309          $ 13,573

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -4.08%   Since Inception (4/5/05) 8.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                            13 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class N)
   S&P 500 Index
   MSCI World Index(SM)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Portfolio Series:
            Equity Investor Fund (Class N)   S&P 500 Index  MSCI World Index(SM)
04/05/2005              $ 10,000                $ 10,000          $ 10,000
04/30/2005              $  9,750                $  9,810          $  9,789
07/31/2005              $ 10,600                $ 10,514          $ 10,415
10/31/2005              $ 10,580                $ 10,327          $ 10,515
01/31/2006              $ 11,734                $ 11,005          $ 11,613
04/30/2006              $ 12,109                $ 11,322          $ 12,227
07/31/2006              $ 11,380                $ 11,079          $ 11,898
10/31/2006              $ 12,301                $ 12,013          $ 12,819
01/31/2007              $ 12,986                $ 12,600          $ 13,571
04/30/2007              $ 13,553                $ 13,046          $ 14,374
07/31/2007              $ 13,625                $ 12,865          $ 14,360
10/31/2007              $ 14,625                $ 13,761          $ 15,507
01/31/2008              $ 12,645                $ 12,309          $ 13,573

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/08

1-Year -3.57%   Since Inception (4/5/05) 8.67%


                            14 | EQUITY INVESTOR FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class Y)
   S&P 500 Index
   MSCI World Index(SM)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Portfolio Series:
            Equity Investor Fund (Class Y)   S&P 500 Index  MSCI World Index(SM)
04/05/2005              $ 10,000                $ 10,000          $ 10,000
04/30/2005              $  9,760                $  9,810          $  9,789
07/31/2005              $ 10,600                $ 10,514          $ 10,415
10/31/2005              $ 10,600                $ 10,327          $ 10,515
01/31/2006              $ 11,769                $ 11,005          $ 11,613
04/30/2006              $ 12,164                $ 11,322          $ 12,227
07/31/2006              $ 11,444                $ 11,079          $ 11,898
10/31/2006              $ 12,407                $ 12,013          $ 12,819
01/31/2007              $ 13,113                $ 12,600          $ 13,571
04/30/2007              $ 13,703                $ 13,046          $ 14,374
07/31/2007              $ 13,806                $ 12,865          $ 14,360
10/31/2007              $ 14,841                $ 13,761          $ 15,507
01/31/2008              $ 12,850                $ 12,309          $ 13,573

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/08

1-Year -2.00%   Since Inception (4/5/05) 9.29%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                            15 | EQUITY INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                            16 | EQUITY INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing


                            17 | EQUITY INVESTOR FUND

PORTFOLIO EXPENSES  Continued
--------------------------------------------------------------------------------

ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING            EXPENSES
                             ACCOUNT         ACCOUNT           PAID DURING
                             VALUE           VALUE             6 MONTHS ENDED
ACTUAL                       AUGUST 1, 2007  JANUARY 31, 2008  JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                      $ 1,000.00      $   928.40        $ 2.19
--------------------------------------------------------------------------------
Class B                        1,000.00          925.00          6.04
--------------------------------------------------------------------------------
Class C                        1,000.00          925.00          5.99
--------------------------------------------------------------------------------
Class N                        1,000.00          928.00          3.31
--------------------------------------------------------------------------------
Class Y                        1,000.00          930.70          0.05

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                        1,000.00        1,022.94          2.30
--------------------------------------------------------------------------------
Class B                        1,000.00        1,018.95          6.33
--------------------------------------------------------------------------------
Class C                        1,000.00        1,019.00          6.28
--------------------------------------------------------------------------------
Class N                        1,000.00        1,021.78          3.47
--------------------------------------------------------------------------------
Class Y                        1,000.00        1,025.16          0.05

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, on the 6-month period ended January 31, 2008 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.45%
-----------------------------
Class B             1.24
-----------------------------
Class C             1.23
-----------------------------
Class N             0.68
-----------------------------
Class Y             0.01

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                            18 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.9% 1
--------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--30.6%
Oppenheimer Developing Markets Fund, Cl. Y           681,054    $    30,082,159
--------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                     1,505,084        100,434,248
--------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y         807,432         24,949,652
                                                                ----------------
                                                                    155,466,059
--------------------------------------------------------------------------------
MONEY MARKET FUND--0.0%
Oppenheimer Institutional Money Market Fund,
Cl. E, 4.54% 2                                       144,934            144,934
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS--69.3%
Oppenheimer Capital Appreciation Fund, Cl. Y       2,170,054        104,705,142
--------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                2,212,683         76,249,059
--------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y    3,863,720         50,382,900
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y      2,432,908         46,638,851
--------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                      3,075,162         74,695,701
                                                                ----------------
                                                                    352,671,653

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $550,793,965)         99.9%       508,282,646
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.1            360,913
                                                   -----------------------------
NET ASSETS                                             100.0%   $   508,643,559
                                                   =============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.


                            19 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS          GROSS          SHARES
                                                     JAN. 31, 2007       ADDITIONS     REDUCTIONS   JAN. 31, 2008
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y             1,364,861         829,295         24,102       2,170,054
Oppenheimer Developing Markets Fund, Cl. Y                 425,351         285,922         30,219         681,054
Oppenheimer Global Fund, Cl. Y                             915,262         608,692         18,870       1,505,084
Oppenheimer Global Opportunities Fund, Cl. Y               430,055         385,986          8,609         807,432
Oppenheimer Institutional Money Market Fund, Cl. E         812,798      64,963,693     65,631,557         144,934
Oppenheimer Main Street Fund, Cl. Y                      1,239,380         996,597         23,294       2,212,683
Oppenheimer Main Street Opportunity Fund, Cl. Y          2,241,434       1,664,045         41,759       3,863,720
Oppenheimer Main Street Small Cap Fund, Cl. Y            1,423,589       1,039,542         30,223       2,432,908
Oppenheimer Value Fund, Cl. Y                            1,940,570       1,257,762        123,170       3,075,162

                                                                                         DIVIDEND        REALIZED
                                                                             VALUE         INCOME            LOSS
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         $ 104,705,142   $         --   $     108,021
Oppenheimer Developing Markets Fund, Cl. Y                              30,082,159      1,001,271          51,965
Oppenheimer Global Fund, Cl. Y                                         100,434,248      1,949,622         155,137
Oppenheimer Global Opportunities Fund, Cl. Y                            24,949,652      1,522,212          68,584
Oppenheimer Institutional Money Market Fund, Cl. E                         144,934         36,090              --
Oppenheimer Main Street Fund, Cl. Y                                     76,249,059      4,386,189         138,416
Oppenheimer Main Street Opportunity Fund, Cl. Y                         50,382,900      2,963,923          82,879
Oppenheimer Main Street Small Cap Fund, Cl. Y                           46,638,851        917,191         113,710
Oppenheimer Value Fund, Cl. Y                                           74,695,701      2,592,679          94,623
                                                                     ---------------------------------------------
                                                                     $ 508,282,646   $ 15,369,177   $     813,335
                                                                      =============================================

2. Rate shown is the 7-day yield as of January 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            20 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--
affiliated companies (cost $550,793,965)                                                     $ 508,282,646
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               107,057
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                               1,292,516
Dividends                                                                                              685
Other                                                                                                8,619
                                                                                             --------------
Total assets                                                                                   509,691,523

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                             527,509
Investments purchased                                                                              283,301
Distribution and service plan fees                                                                 104,505
Transfer and shareholder servicing agent fees                                                       73,375
Trustees' compensation                                                                              19,400
Shareholder communications                                                                           9,019
Other                                                                                               30,855
                                                                                             --------------
Total liabilities                                                                                1,047,964

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 508,643,559
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $      43,147
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     526,296,332
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (18,644)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                    24,834,043
-----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                     (42,511,319)
                                                                                             --------------
NET ASSETS                                                                                   $ 508,643,559
                                                                                             ==============


                            21 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$262,208,371 and 22,161,001 shares of beneficial interest outstanding)                 $ 11.83
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                        $ 12.55
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $79,187,112 and
6,748,078 shares of beneficial interest outstanding)                                   $ 11.73
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $110,382,580 and
9,418,874 shares of beneficial interest outstanding)                                   $ 11.72
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,335,666 and
4,605,772 shares of beneficial interest outstanding)                                   $ 11.80
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $2,529,830 and 212,994 shares of beneficial interest outstanding)            $ 11.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            22 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                          $  15,369,177
-----------------------------------------------------------------------------------------------------------
Interest                                                                                            25,115
-----------------------------------------------------------------------------------------------------------
Other income                                                                                         5,556
                                                                                             --------------
Total investment income                                                                         15,399,848

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            587,895
Class B                                                                                            751,135
Class C                                                                                            979,598
Class N                                                                                            243,374
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            415,299
Class B                                                                                            153,560
Class C                                                                                            194,981
Class N                                                                                             75,544
Class Y                                                                                                 20
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             50,022
Class B                                                                                             24,104
Class C                                                                                             18,232
Class N                                                                                              2,626
Class Y                                                                                                 16
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              14,098
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          2,618
-----------------------------------------------------------------------------------------------------------
Other                                                                                               46,755
                                                                                             --------------
Total expenses                                                                                   3,559,877
Less reduction to custodian expenses                                                                   (88)
Less waivers and reimbursements of expenses                                                           (696)
                                                                                             --------------
Net expenses                                                                                     3,559,093

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           11,840,755

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                              (813,335)
Distributions received from affiliated companies                                                28,489,001
                                                                                             --------------
Net realized gain                                                                               27,675,666
-----------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                           (62,666,904)

-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (23,150,483)
                                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            23 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                       2008            2007
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $   11,840,755   $   3,773,289
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      27,675,666       9,113,640
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  (62,666,904)     14,991,693
                                                                                   -------------------------------
Net increase (decrease) in net assets resulting from operations                       (23,150,483)     27,878,622

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (6,834,536)     (2,293,120)
Class B                                                                                (1,518,294)       (510,255)
Class C                                                                                (2,199,214)       (615,967)
Class N                                                                                (1,303,777)       (486,103)
Class Y                                                                                   (78,107)        (30,630)
                                                                                   -------------------------------
                                                                                      (11,933,928)     (3,936,075)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (4,212,810)       (522,857)
Class B                                                                                (1,300,283)       (182,273)
Class C                                                                                (1,796,530)       (214,177)
Class N                                                                                  (866,546)       (112,075)
Class Y                                                                                   (41,914)         (5,808)
                                                                                   -------------------------------
                                                                                       (8,218,083)     (1,037,190)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                                               111,010,914     113,644,714
Class B                                                                                26,272,715      36,285,425
Class C                                                                                49,412,256      45,942,782
Class N                                                                                23,207,023      27,802,175
Class Y                                                                                   733,708       1,165,948
                                                                                   -------------------------------
                                                                                      210,636,616     224,841,044

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                        167,334,122     247,746,401
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   341,309,437      93,563,036
                                                                                   -------------------------------
End of period (including accumulated net investment loss of $18,644
and $16,141, respectively)                                                         $  508,643,559   $ 341,309,437
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            24 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.63   $      11.60   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .38            .25            .22
Net realized and unrealized gain (loss)                                       (.65)          1.00           1.52
                                                                      -------------------------------------------
Total from investment operations                                              (.27)          1.25           1.74
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.33)          (.18)          (.12)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.53)          (.22)          (.14)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.83   $      12.63   $      11.60
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.45)%        10.85%         17.46%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $    262,208   $    173,539   $     48,132
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $    239,348   $    109,318   $     17,321
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.87%          2.07%          2.47%
Total expenses 5                                                              0.45%          0.50%          0.70%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.45%          0.50%          0.68%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.08%
      Year Ended January 31, 2007     1.15%
      Period Ended January 31, 2006   1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            25 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.54   $      11.55   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .26            .14            .16
Net realized and unrealized gain (loss)                                       (.63)          1.01           1.50
                                                                      -------------------------------------------
Total from investment operations                                              (.37)          1.15           1.66
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.24)          (.12)          (.09)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.44)          (.16)          (.11)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.73   $      12.54   $      11.55
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (3.23)%         9.97%         16.70%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $     79,187   $     59,406   $     19,078
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     75,204   $     38,569   $      7,050
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         1.98%          1.19%          1.83%
Total expenses 5                                                              1.25%          1.31%          1.53%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            1.25%          1.31%          1.50%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.88%
      Year Ended January 31, 2007     1.96%
      Period Ended January 31, 2006   2.22%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            26 | EQUITY INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.53   $      11.54   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .28            .14            .15
Net realized and unrealized gain (loss)                                       (.64)          1.01           1.51
                                                                      -------------------------------------------
Total from investment operations                                              (.36)          1.15           1.66
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.25)          (.12)          (.10)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.45)          (.16)          (.12)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.72   $      12.53   $      11.54
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (3.15)%        10.00%         16.64%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $    110,383   $     70,691   $     20,034
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     98,098   $     45,312   $      6,131
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.15%          1.23%          1.71%
Total expenses 5                                                              1.23%          1.29%          1.48%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            1.23%          1.29%          1.45%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.86%
      Year Ended January 31, 2007     1.94%
      Period Ended January 31, 2006   2.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            27 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.60   $      11.59   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .35            .29            .24
Net realized and unrealized gain (loss)                                       (.65)           .94           1.49
                                                                      -------------------------------------------
Total from investment operations                                              (.30)          1.23           1.73
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.30)          (.18)          (.12)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.50)          (.22)          (.14)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.80   $      12.60   $      11.59
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.63)%        10.67%         17.34%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $     54,336   $     35,652   $      5,608
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     48,745   $     18,874   $      1,717
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.67%          2.47%          2.62%
Total expenses 5                                                              0.68%          0.69%          0.79%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.68%          0.69%          0.78%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.31%
      Year Ended January 31, 2007     1.34%
      Period Ended January 31, 2006   1.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            28 | EQUITY INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.67   $      11.61   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .43            .29            .24
Net realized and unrealized gain (loss)                                       (.64)          1.03           1.52
                                                                      -------------------------------------------
Total from investment operations                                              (.21)          1.32           1.76
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.38)          (.22)          (.13)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.58)          (.26)          (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.88   $      12.67   $      11.61
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.00)%        11.42%         17.69%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $      2,530   $      2,021   $        711
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $      2,508   $      1,267   $        331
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         3.25%          2.46%          2.67%
Total expenses 5                                                              0.02%          0.03%          0.30%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.02%          0.03%          0.27%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     0.65%
      Year Ended January 31, 2007     0.68%
      Period Ended January 31, 2006   0.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            29 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                            30 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN       CARRYFORWARD       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
$188,710               $25,212,771                $--               $43,078,757


                            31 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008. Net assets of the Portfolio were unaffected by the reclassifications.

                                                           REDUCTION TO
                                        REDUCTION TO    ACCUMULATED NET
         INCREASE                    ACCUMULATED NET   REALIZED GAIN ON
         TO PAID-IN CAPITAL          INVESTMENT LOSS        INVESTMENTS 1
         ----------------------------------------------------------------
         $2,643,509                         $ 90,670        $ 2,734,179

1. $2,643,509, including $2,623,870 of long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                          YEAR ENDED         YEAR ENDED
                                    JANUARY 31, 2008   JANUARY 31, 2007
         --------------------------------------------------------------
         Distributions paid from:
         Ordinary income                $ 11,933,928        $ 3,936,056
         Long-term capital gain            8,218,083          1,037,209
                                        -------------------------------
         Total                          $ 20,152,011        $ 4,973,265
                                        ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities                   $ 551,361,403
                                                          =============

         Gross unrealized appreciation                    $   3,556,305
         Gross unrealized depreciation                      (46,635,062)
                                                          -------------
         Net unrealized depreciation                      $ (43,078,757)
                                                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31,


                            32 | EQUITY INVESTOR FUND

2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased               $  6,241
         Payments Made to Retired Trustees                        6,110
         Accumulated Liability as of January 31, 2008            13,552

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.


                            33 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JANUARY 31, 2008     YEAR ENDED JANUARY 31, 2007
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                               10,914,889    $ 143,741,742    10,788,987    $  127,694,890
Dividends and/or
distributions reinvested              830,164       10,636,288       217,939         2,704,630
Redeemed                           (3,324,723)     (43,367,116)   (1,417,148)      (16,754,806)
                                   ------------------------------------------------------------
Net increase                        8,420,330    $ 111,010,914     9,589,778    $  113,644,714
                                   ============================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                                2,909,331    $  37,978,741     3,586,753    $   42,131,412
Dividends and/or
distributions reinvested              215,120        2,734,266        54,487           671,822
Redeemed                           (1,113,188)     (14,440,292)     (556,353)       (6,517,809)
                                   ------------------------------------------------------------
Net increase                        2,011,263    $  26,272,715     3,084,887    $   36,285,425
                                   ============================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                                5,030,455    $  65,585,341     4,655,073    $   54,733,344
Dividends and/or
distributions reinvested              304,091        3,858,873        65,253           803,921
Redeemed                           (1,555,496)     (20,031,958)     (816,245)       (9,594,483)
                                   ------------------------------------------------------------
Net increase                        3,779,050    $  49,412,256     3,904,081    $   45,942,782
                                   ============================================================


                            34 | EQUITY INVESTOR FUND

                                   YEAR ENDED JANUARY 31, 2008     YEAR ENDED JANUARY 31, 2007
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS N
Sold                                2,431,824    $  31,836,415     2,837,844    $   33,657,788
Dividends and/or
distributions reinvested              150,827        1,926,056        41,434           512,955
Redeemed                             (806,573)     (10,555,448)     (533,502)       (6,368,568)
                                   ------------------------------------------------------------
Net increase                        1,776,078    $  23,207,023     2,345,776    $   27,802,175
                                   ============================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                                  117,125    $   1,549,814       121,765    $    1,440,825
Dividends and/or
distributions reinvested                9,336          119,962         2,927            36,412
Redeemed                              (73,009)        (936,068)      (26,372)         (311,289)
                                   ------------------------------------------------------------
Net increase                           53,452    $     733,708        98,320    $    1,165,948
                                   ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January 31, 2008, were as follows:

                                           PURCHASES              SALES
         --------------------------------------------------------------
         Investment securities         $ 242,397,692        $ 9,876,400

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $817,127 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.


                            35 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $1,446,152, $866,487 and $432,746, respectively. Fees incurred by the Portfolio under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                                          CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES          CHARGES
                   CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED           BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
January 31, 2008        $ 1,017,940          $ 5,868        $ 132,245         $ 17,722          $ 1,948


                            36 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived $696 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                            37 | EQUITY INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Equity Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity Investor Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 13, 2008


                            38 | EQUITY INVESTOR FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2007. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.2025 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 31, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions should be multiplied by 40.42% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $6,927,867 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2008, $19,322 or 0.16% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                            39 | EQUITY INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew Equity Investor Fund's (the "Fund" or the "Funds") investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's asset allocation team, who provide research, analysis and other advisory services in regard to the Fund's investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                            40 | EQUITY INVESTOR FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber and Christopher Leavy, the portfolio managers of the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load global multi-cap core funds of funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global multi-cap core funds, global small/mid-cap core fund, global multi-cap growth fund


                            41 | EQUITY INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

and international multi-cap core funds of funds and other funds of funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class N and 1.20% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund does not pay a management fee and that the Fund's total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager and its affiliates for services provided to the Fund and to the Underlying Funds.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                            42 | EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                            43 | EQUITY INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995-December 2007);
Chairman of the Board of          Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of
Trustees (since 2007) and         the Manager's parent company) (since September 2004); Member of Zurich Financial Investment
Trustee (since 2005)              Management Advisory Council (insurance) (since October 2004); Chairman (since August 2007) and
Age: 64                           Trustee (since August 1991) of the Board of Trustees of the Jackson Laboratory (non-profit);
                                  Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 66 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 68                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October
                                  2003); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment
                                  Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and
                                  Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                  Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible
                                  Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and
                                  Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and
                                  Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                  Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                  Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate
                                  Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget
                                  Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United
                                  States Marine Corps (1957-1959). Oversees 66 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006);
Age: 67                           President of the Investment Company Institute (trade association) (October 1991-June 2004);
                                  Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees
                                  56 portfolios in the OppenheimerFunds complex.


ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 66 portfolios in the OppenheimerFunds
Trustee (since 2005)              complex.
Age: 74


                            44 | EQUITY INVESTOR FUND

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2005)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 69                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 56 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2005)              President and General Auditor of American Express Company (financial services company) (July
Age: 65                           1998-February 2003). Oversees 56 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since
Trustee (since 2005)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial advisor)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since
                                  January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                                  Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the
                                  Investment Committee and Board of Human Rights Watch and the Investment Committee of Historic
                                  Hudson Valley. Oversees 56 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate
Trustee (since 2005)              governance consulting and executive recruiting) (since 1993); Life Trustee of International
Age: 76                           House (non-profit educational organization); Former Trustee of The Historical Society of the
                                  Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 56 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2005)              Director of Lakes Environmental Association (environmental protection organization) (since 1996);
Age: 67                           Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                  Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held bio-statistics company) (since May 2007). Oversees 56 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 60                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                  City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 56 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND            THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
OFFICER                           YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                            45 | EQUITY INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of
President and Principal           the Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer
Executive Officer and             funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
Trustee (since 2005)              holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                           the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc.
                                  and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                  July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007)
                                  and Member of the Investment Company Institute's Board of Governors (since October 2003). Oversees
                                  105 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEAVY, SCHADT,
PORTFOLIO                         WEBMAN, WOLFGRUBER, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS.
                                  IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                  TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,                Director of Equities of the Manager (since January 2007); Senior Vice President of the Manager
Vice President and Portfolio      (since September 2000). Portfolio manager of Morgan Stanley Dean Witter Investment Management
Manager (since 2007)              (1997-September 2000). A portfolio manager and officer of 15 portfolios in the OppenheimerFunds
Age: 37                           complex.

RUDI W. SCHADT,                   Vice President, Director of Research in Product Design and Risk Management of the Manager. Prior
Vice President and Portfolio      to joining the Manager in February 2002; a Director and Senior Quantitative Analyst (2000-2001)
Manager (since 2005)              at UBS Asset Management prior to which he was an Associate Director of Research (since June 1999)
Age: 50                           and Senior Researcher and Portfolio Manager (from June 1997) at State Street Global Advisors. An officer of 14 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,                 Chief Economist of the Manager (since 2006); Senior Vice President (since February 1996) and
Vice President and Portfolio      Senior Investment Officer and Director (since 1997) of the Manager's Fixed Income Investments;
Manager (since 2005)              Senior Vice President (since May 1999) of HarbourView Asset Management Corporation. An officer of
Age: 58                           11 portfolios in the OppenheimerFunds complex.

KURT WOLFGRUBER,                  President (since March 2007) and Chief Investment Officer and Director (since July 2003) of the
Vice President and Portfolio      Manager; Executive Vice President of the Manager (March 2003-March 2007); Director of HarbourView
Manager (since 2005)              Asset Management Corporation and of OFI Institutional Asset Management, Inc. (since June 2003)
Age: 57                           and of Tremont Capital Management, Inc. (since October 2001). An officer of 11 portfolios in the
                                  OppenheimerFunds complex.


                            46 | EQUITY INVESTOR FUND

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Compliance Officer                Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2005)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings,
Officer (since 2005)              Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                  Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                                  2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2005)                      1998-July 2002). An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 105 portfolios in the OppenheimerFunds
Age: 38                           complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
(since 2005)                      of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
Age: 59                           General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                  General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                  President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                  Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                  OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                  OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary               (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial
(since 2005)                      Services, Inc. An officer of 105 portfolios in the OppenheimerFunds complex.
Age: 40


                            47 | EQUITY INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2005)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 105 portfolios in the
Age: 44                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2005)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October
Age: 42                           2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                  Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
                                  (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                            48 | EQUITY INVESTOR FUND




ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $78,300 in fiscal 2008 and $68,500 in fiscal 2007.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $256,236 for fiscal 2008 and $225,954 for fiscal 2007 the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2008 and $225,954 in fiscal 2007 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008